                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
Municipal Bonds and Notes--132.0%
New York--97.4%
$    1,420,000   Albany County, NY Airport Authority(1)            5.000%     12/15/2035   $     1,207,014
     1,035,000   Albany County, NY IDA (Albany College of
                    Pharmacy)(1)                                   5.375      12/01/2024           790,450
     1,700,000   Albany County, NY IDA (Albany College of
                    Pharmacy)(1)                                   5.625      12/01/2034         1,194,658
       605,000   Albany County, NY IDA (Wildwood Programs)(1)      4.900      07/01/2021           437,603
     1,085,000   Albany, NY Hsg. Authority (Lark Drive)(1)         5.500      12/01/2028         1,064,222
     1,420,000   Albany, NY IDA (Albany Medical Center)(1)         6.000      05/01/2019         1,146,622
     2,460,000   Albany, NY IDA (Albany Medical Center)(1)         6.000      05/01/2029         1,670,291
       285,000   Albany, NY IDA (Albany Municipal Golf Course
                    Clubhouse)(1)                                  7.500      05/01/2012           278,015
       820,000   Albany, NY IDA (Albany Rehabilitation)(1)         8.375      06/01/2023           663,798
     3,125,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                     5.000      04/01/2027         2,135,625
     1,350,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                     5.000      04/01/2032           853,538
       900,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                     5.000      04/01/2037           546,534
     7,005,000   Albany, NY IDA (Charitable Leadership)(1)         5.750      07/01/2026         5,064,545
     2,015,000   Albany, NY IDA (Hampton Plaza)(1)                 6.250      03/15/2018         1,667,695
       900,000   Albany, NY IDA (New Covenant Charter
                    School)(2)                                     7.000      05/01/2025           604,314
     1,285,000   Albany, NY IDA (Sage Colleges)(1)                 5.250      04/01/2019         1,018,838
     1,760,000   Albany, NY IDA (Sage Colleges)(1)                 5.300      04/01/2029         1,166,229
       895,000   Albany, NY Parking Authority(1)                   5.625      07/15/2025           884,117
     1,770,000   Albany, NY Parking Authority(3)                   7.052(4)   11/01/2017         1,148,712
       925,000   Amherst, NY IDA (Asbury Pointe)(1)                5.800      02/01/2015           844,183
        45,000   Amherst, NY IDA (Asbury Pointe)(1)                6.000      02/01/2023            33,047
     3,000,000   Amherst, NY IDA (Asbury Pointe)(1)                6.000      02/01/2029         2,002,050
     5,300,000   Amherst, NY IDA (Beechwood Health Care
                    Center)(1)                                     5.200      01/01/2040         2,749,004
        25,000   Amherst, NY IDA (UBF Faculty-Student Hsg.
                    Corp.)(1)                                      5.250      08/01/2031            23,437
     1,065,000   Blauvelt, NY Volunteer Fire Company(1)            6.250      10/15/2017           898,551
     2,735,000   Brookhaven, NY IDA (Enecon Corp.)(1)              6.300      01/01/2033         1,854,959
     2,425,000   Brookhaven, NY IDA (Stony Brook Foundation)(1)    6.500      11/01/2020         2,178,208
       775,000   Broome County, NY IDA (Good Shepard
                    Village)(1)                                    6.750      07/01/2028           587,814
     1,550,000   Broome County, NY IDA (Good Shepard
                    Village)(1)                                    6.875      07/01/2040         1,098,082
        65,000   Broome County, NY IDA (University Plaza)(1)       5.000      08/01/2025            40,522
     3,030,000   Broome County, NY IDA (University Plaza)(1)       5.000      08/01/2036         1,603,931
     1,000,000   Broome County, NY IDA (University Plaza)(1)       5.100      08/01/2030           568,980
     1,250,000   Broome County, NY IDA (University Plaza)(1)       5.100      08/01/2036           673,225
     3,000,000   Broome County, NY IDA (University Plaza)(1)       5.200      08/01/2030         1,733,130
     4,450,000   Broome County, NY IDA (University Plaza)(1)       5.200      08/01/2036         2,437,799
     3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer
                    Fire Dept.)(1)                                 5.750      11/01/2030         2,087,460
       915,000   Canton, NY Human Services Initiatives(1)          5.700      09/01/2024           746,786
     1,155,000   Canton, NY Human Services Initiatives(1)          5.750      09/01/2032           884,303
     4,295,000   Cattaraugus County, NY IDA (Olean General
                    Hospital)(1)                                   5.250      08/01/2023         4,190,374


                          1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    1,465,000   Cattaraugus County, NY IDA (St. Bonaventure
                    University)(1)                                 5.450%     09/15/2019   $     1,259,959
    11,215,000   Cayuga County, NY COP (Auburn Memorial
                    Hospital)(1)                                   6.000      01/01/2021        10,766,736
     3,395,000   Chautauqua County, NY IDA (Jamestown Devel.
                    Corp.)(1)                                      7.500      11/01/2018         2,825,998
     1,900,000   Chautauqua County, NY IDA (Woman's Christian
                    Assoc. of Jamestown)(1)                        6.400      11/15/2029         1,341,001
        95,000   Chautauqua, NY Utility District(1)                5.000      06/01/2023            94,592
       105,000   Chautauqua, NY Utility District(1)                5.000      06/01/2025           101,446
     3,250,000   Chemung County, NY IDA (Arnot Ogden Medical
                    Center)(1)                                     5.000      11/01/2029         2,702,440
     1,915,000   Chemung County, NY IDA (Arnot Ogden Medical
                    Center)(1)                                     5.000      11/01/2029         1,592,361
     1,000,000   Chemung County, NY IDA (Arnot Ogden Medical
                    Center)(1)                                     5.000      11/01/2034           792,710
     1,455,000   Chemung County, NY IDA (Arnot Ogden Medical
                    Center)(1)                                     5.000      11/01/2034         1,153,393
     1,100,000   Chemung County, NY IDA (Hathorn Redevel.
                    Company)(1)                                    4.850      07/01/2023         1,014,563
     1,515,000   Chemung County, NY IDA (Hathorn Redevel.
                    Company)(1)                                    5.000      07/01/2033         1,273,342
     3,835,000   Chemung County, NY IDA (St. Joseph's Hospital)    6.000      01/01/2013         3,395,317
     4,000,000   Chemung County, NY IDA (St. Joseph's Hospital)    6.350      01/01/2013         3,617,000
     4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)    6.500      01/01/2019         3,837,509
       875,000   Clifton Springs, NY Hospital & Clinic(1)          7.650      01/01/2012           864,710
     2,345,000   Clifton Springs, NY Hospital & Clinic(1)          8.000      01/01/2020         2,276,549
        35,000   Cohoes, NY GO(1)                                  6.200      03/15/2012            34,858
        25,000   Cohoes, NY GO(1)                                  6.200      03/15/2013            24,536
        25,000   Cohoes, NY GO(1)                                  6.250      03/15/2014            24,383
        25,000   Cohoes, NY GO(1)                                  6.250      03/15/2015            23,964
        25,000   Cohoes, NY GO(1)                                  6.250      03/15/2016            23,580
     1,275,000   Columbia County, NY IDA (Berkshire Farms)(1)      7.500      12/15/2014         1,135,541
     3,300,000   Corinth, NY IDA (International Paper
                    Company)(1)                                    5.750      02/01/2022         2,309,934
        40,000   Corinth, NY IDA (International Paper
                    Company)(1)                                    5.850      12/01/2020            28,766
     5,370,000   Cortland County, NY IDA (Cortland Memorial
                    Hospital)(1)                                   5.250      07/01/2032         4,193,326
     2,310,000   Dutchess County, NY IDA (Elant Fishkill)(1)       5.250      01/01/2037         1,263,339
       900,000   Dutchess County, NY IDA (St. Francis
                    Hospital)(1)                                   7.500      03/01/2029           798,912
     1,000,000   Dutchess County, NY Water & Wastewater
                    Authority(1)                                   5.400(4)   06/01/2027           389,510
     3,200,000   East Rochester, NY Hsg. Authority (Episcopal
                    Senior Hsg.)(1)                                7.750      10/01/2032         2,634,944
     1,355,000   East Rochester, NY Hsg. Authority (Gates
                    Senior Hsg.)(1)                                6.125      04/20/2043         1,391,558
     2,410,000   East Rochester, NY Hsg. Authority (Jefferson
                    Park Apartments)(1)                            6.750      03/01/2030         1,865,750


                          2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$   16,210,000   East Rochester, NY Hsg. Authority (St. John's
                    Meadows)(1)                                    5.000%     02/15/2047   $    14,446,028
     1,700,000   East Rochester, NY Hsg. Authority (Woodland
                    Village)(1)                                    5.500      08/01/2033         1,045,160
     3,325,000   Elmira, NY Hsg. Authority (Eastgate
                    Apartments)(1)                                 6.250      06/01/2044         2,226,919
     2,160,000   Erie County, NY IDA (Air Cargo)(1)                8.500      10/01/2015         2,098,138
     4,000,000   Erie County, NY IDA (Charter School Applied
                    Tech)(1)                                       6.750      06/01/2025         3,191,440
     7,000,000   Erie County, NY IDA (Charter School Applied
                    Tech)(1)                                       6.875      06/01/2035         5,257,350
     1,960,000   Erie County, NY IDA (DePaul Properties)(1)        5.750      09/01/2028         1,217,611
     2,435,000   Erie County, NY IDA (DePaul Properties)(1)        6.500      09/01/2018         1,884,544
     1,800,000   Erie County, NY IDA (Global Concepts Charter
                    School)(1)                                     6.250      10/01/2037         1,228,572
    11,310,000   Erie County, NY IDA (Medaille College)(1)         7.625      04/01/2035         9,719,362
     3,515,000   Erie County, NY IDA (Medaille College)(1)         8.250      11/01/2026         3,384,101
     9,900,000   Erie County, NY IDA (Orchard Park CCRC)           6.000      11/15/2026         6,786,648
     9,250,000   Erie County, NY IDA (Orchard Park CCRC)           6.000      11/15/2036         5,681,073
     7,350,000   Erie County, NY IDA (The Episcopal Church
                    Home)(1)                                       6.000      02/01/2028         5,269,877
    25,290,000   Erie County, NY Tobacco Asset Securitization
                    Corp.(1)                                       5.000      06/01/2038        15,509,345
    72,595,000   Erie County, NY Tobacco Asset Securitization
                    Corp.(1)                                       5.000      06/01/2045        43,334,859
    93,000,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                          6.140(4)   06/01/2047         1,697,250
   135,450,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                          6.488(4)   06/01/2050         1,540,067
   194,300,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                          7.196(4)   06/01/2055         1,033,676
 1,024,000,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                          7.650(4)   06/01/2060         3,092,480
     1,410,000   Essex County, NY IDA (International Paper
                    Company)(1)                                    4.600      03/01/2027           743,324
     2,300,000   Essex County, NY IDA (International Paper
                    Company)(1)                                    6.450      11/15/2023         1,690,293
     1,500,000   Essex County, NY IDA (International Paper
                    Company)(1)                                    6.625      09/01/2032         1,001,055
        30,000   Essex County, NY IDA (Moses Ludington Nursing
                    Home)(1)                                       6.200      02/01/2030            30,227
       975,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                         5.000      06/01/2020           777,875
       320,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                         5.000      06/01/2020           255,302
     1,235,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                         5.200      06/01/2025           901,229
       410,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                         5.200      06/01/2025           299,193
     1,100,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                         5.300      06/01/2035           712,679
     9,300,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)               5.200      12/01/2023         5,929,215
     4,440,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)               5.200      03/01/2028         2,517,835
     1,850,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)               5.500      08/15/2022         1,249,768


                          3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    1,625,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)               5.500%     10/01/2026   $       996,028
     5,680,000   Franklin County, NY IDA (Adirondack Medical
                    Center)(1)                                     5.500      12/01/2029         4,688,783
       900,000   Franklin County, NY IDA (North Country
                    Community College Foundation)(1)               5.200      06/01/2025           656,766
     1,000,000   Genesee County, NY IDA (United Memorial
                    Medical Center)(1)                             5.000      12/01/2027           597,730
     3,705,000   Glen Cove, NY IDA (SLCD)(1)                       7.375      07/01/2023         3,063,479
     1,175,000   Green Island, NY Power Authority(1)               5.125      12/15/2024         1,050,333
     2,520,000   Green Island, NY Power Authority(1)               6.000      12/15/2020         2,348,186
     1,695,000   Green Island, NY Power Authority(1)               6.000      12/15/2025         1,516,330
       195,000   Hempstead, NY IDA (Dentaco Corp.)(1)              7.250      11/01/2012           181,223
     1,270,000   Hempstead, NY IDA (Dentaco Corp.)(1)              8.250      11/01/2025         1,008,812
     9,375,000   Hempstead, NY IDA (Franklin Hospital Medical
                    Center)(1)                                     6.375      11/01/2018         7,651,688
     8,385,000   Hempstead, NY IDA (Franklin Hospital Medical
                    Center)(1)                                     7.750      11/01/2022         7,695,166
    25,260,000   Hempstead, NY IDA (Lynbrook Facilities)(1)        6.500      11/01/2042        16,350,293
     3,665,000   Hempstead, NY IDA (Peninsula Counseling
                    Center)(1)                                     6.500      11/01/2038         2,541,311
     6,145,000   Hempstead, NY IDA (South Shore Y JCC)(1)          6.750      11/01/2024         4,354,286
     1,000,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                         6.250      08/01/2034           747,980
     1,285,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                         6.400      11/01/2020         1,135,285
     2,000,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                         6.500      11/01/2030         1,542,040
       140,000   Herkimer, NY Hsg. Authority(1)                    7.150      03/01/2011           140,538
   690,130,000   Hudson Yards, NY Infrastructure Corp(1)           5.000      02/15/2047       561,683,004
   101,340,000   Hudson Yards, NY Infrastructure Corp.(1)          5.000      02/15/2047        82,478,599
     1,255,000   Hudson, NY IDA (Hudson Fabrics)(1)                6.750      11/01/2024         1,183,766
       145,000   Huntington, NY Hsg. Authority (GJSR)(1)           5.875      05/01/2019           113,757
     1,000,000   Huntington, NY Hsg. Authority (GJSR)(1)           6.000      05/01/2029           675,700
     8,500,000   Huntington, NY Hsg. Authority (GJSR)(1)           6.000      05/01/2039         5,271,700
       740,000   Islip, NY IDA (Leeway School)(1)                  9.000      08/01/2021           724,534
    16,730,000   Islip, NY IDA (Southside Hospital Civic
                    Facilities)(1)                                 7.750      12/01/2022        14,290,431
     9,695,000   Islip, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                     6.250      12/01/2031         6,649,316
     1,125,000   Islip, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                     6.250      12/01/2031           771,581
     1,100,000   Islip, NY Res Rec, Series E(1)                    5.750      07/01/2020         1,109,064
     1,315,000   Islip, NY Res Rec, Series E(1)                    5.750      07/01/2021         1,325,152
     1,000,000   Islip, NY Res Rec, Series E(1)                    5.750      07/01/2023         1,004,580
     3,000,000   Kenmore, NY Hsg. Authority (SUNY at
                    Buffalo)(1)                                    5.500      08/01/2024         2,620,230
        60,000   L.I., NY Power Authority, Series A(1)             5.125      09/01/2029            57,899
     5,300,000   Madison County, NY IDA (Commons II Student
                    Hsg.)(1)                                       5.000      06/01/2040         3,861,209


                          4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$      850,000   Madison County, NY IDA (Morrisville State
                    College Foundation)(1)                         5.000%     06/01/2028   $       675,436
     1,100,000   Madison County, NY IDA (Morrisville State
                    College Foundation)(1)                         5.000      06/01/2032           841,720
     1,290,000   Madison County, NY IDA (Oneida Healthcare
                    Center)(1)                                     5.300      02/01/2021         1,109,310
     5,500,000   Madison County, NY IDA (Oneida Healthcare
                    Center)(1)                                     5.350      02/01/2031         4,036,175
     1,605,000   Middletown, NY Hsg. Authority (Summitfield &
                    Moore Heights)(1)                              4.800      07/01/2039         1,485,251
       610,000   Middletown, NY IDA (Flanagan Design &
                    Display)(1)                                    7.500      11/01/2018           518,433
     2,970,000   Middletown, NY IDA (Southwinds Retirement
                    Home)(1)                                       6.375      03/01/2018         2,579,861
        85,000   Middletown, NY IDA (YMCA)(1)                      6.250      11/01/2009            84,088
     1,255,000   Middletown, NY IDA (YMCA)(1)                      7.000      11/01/2019         1,066,863
       105,000   Monroe County, NY COP(1)                          8.050      01/01/2011           101,998
        50,000   Monroe County, NY IDA (Cloverwood Senior
                    Living)(1)                                     6.750      05/01/2023            42,435
     1,025,000   Monroe County, NY IDA (Cloverwood Senior
                    Living)(1)                                     6.875      05/01/2033           805,722
       480,000   Monroe County, NY IDA (Dayton Rogers
                    Manufacturing)(1)                              6.100      12/01/2009           471,240
     4,005,000   Monroe County, NY IDA (DePaul Community
                    Facilities)(1)                                 5.875      02/01/2028         2,546,579
     5,065,000   Monroe County, NY IDA (DePaul Community
                    Facilities)(1)                                 5.950      08/01/2028         3,303,292
     4,265,000   Monroe County, NY IDA (DePaul Properties)(1)      6.150      09/01/2021         3,043,205
     1,000,000   Monroe County, NY IDA (Highland Hospital of
                    Rochester)(1)                                  5.000      08/01/2022           835,300
     1,250,000   Monroe County, NY IDA (Highland Hospital of
                    Rochester)(1)                                  5.000      08/01/2025           978,638
       195,000   Monroe County, NY IDA (Melles Griot)(1)           9.500      12/01/2009           194,928
     2,510,000   Monroe County, NY IDA (Parma Senior Hsg.
                    Assoc.)(1)                                     6.500      12/01/2042         1,754,540
     2,890,000   Monroe County, NY IDA (Rochester Institute of
                    Technology)(1)                                 5.375      04/01/2029         2,070,685
     2,190,000   Monroe County, NY IDA (St. John Fisher
                    College)(1)                                    5.250      06/01/2026         1,824,686
     3,175,000   Monroe County, NY IDA (St. John Fisher
                    College)(1)                                    5.375      06/01/2024         2,738,501
     2,175,000   Monroe County, NY IDA (Summit at Brighton)(1)     5.375      07/01/2032         1,282,663
     3,660,000   Monroe County, NY IDA (Summit at Brighton)(1)     5.500      07/01/2027         2,393,311
       795,000   Monroe County, NY IDA (Volunteers of
                    America)(1)                                    5.700      08/01/2018           623,073
     2,765,000   Monroe County, NY IDA (Volunteers of
                    America)(1)                                    5.750      08/01/2028         1,835,241
   650,000,000   Monroe County, NY Tobacco Asset
                    Securitization Corp. (TASC)                    7.701(4)   06/01/2061         1,748,500
       580,000   Monroe, NY Newpower Corp(1)                       5.625      01/01/2026           423,133
     2,265,000   Monroe, NY Newpower Corp.(1)                      5.500      01/01/2034         1,470,008
       600,000   Mount Vernon, NY IDA (Kings Court)(1)             5.200      12/01/2033           549,360


                          5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    3,275,000   Mount Vernon, NY IDA (Macedonia Towers)(1)        5.200%     12/01/2033   $     2,619,181
     2,295,000   Mount Vernon, NY IDA (Meadowview)(1)              6.150      06/01/2019         1,930,302
     2,600,000   Mount Vernon, NY IDA (Meadowview)(1)              6.200      06/01/2029         1,911,572
       802,824   Municipal Assistance Corp. for Troy, NY(1)        5.733(4)   07/15/2021           435,379
     1,218,573   Municipal Assistance Corp. for Troy, NY(1)        5.741(4)   01/15/2022           635,888
       755,000   Nassau County, NY IDA (ACDS)(1)                   5.950      11/01/2022           573,528
       725,000   Nassau County, NY IDA (ALIA-ACDS)(1)              7.500      06/01/2015           672,626
     2,975,000   Nassau County, NY IDA (ALIA-ACLD)(1)              6.250      09/01/2022         2,316,930
       195,000   Nassau County, NY IDA (ALIA-ACLD)(1)              7.125      06/01/2017           172,253
       290,000   Nassau County, NY IDA (ALIA-ACLD)(1)              7.500      06/01/2015           269,050
     4,640,000   Nassau County, NY IDA (ALIA-CSMR)(1)              7.000      11/01/2016         4,103,198
     2,890,000   Nassau County, NY IDA (ALIA-CSMR)(1)              7.125      06/01/2017         2,552,882
     1,445,000   Nassau County, NY IDA (ALIA-CSMR)(1)              7.500      06/01/2015         1,340,613
       200,000   Nassau County, NY IDA (ALIA-FREE)(1)              7.125      06/01/2012           189,794
     1,780,000   Nassau County, NY IDA (ALIA-FREE)(1)              7.500      06/01/2015         1,651,413
     4,030,000   Nassau County, NY IDA (ALIA-FREE)(1)              8.150      06/01/2030         3,552,163
     6,255,000   Nassau County, NY IDA (ALIA-FREE)(1)              8.250      06/01/2032         5,429,215
       775,000   Nassau County, NY IDA (ALIA-HH)(1)                7.125      06/01/2017           682,109
       595,000   Nassau County, NY IDA (ALIA-HHS)(1)               7.125      06/01/2017           523,683
       175,000   Nassau County, NY IDA (ALIA-LVH)(1)               7.500      06/01/2015           162,358
    10,500,000   Nassau County, NY IDA (Amsterdam at
                    Harborside)(1)                                 6.700      01/01/2043         8,000,265
       435,000   Nassau County, NY IDA (CNGCS)(1)                  7.500      06/01/2030           403,576
     2,245,000   Nassau County, NY IDA (CNGCS)(1)                  8.150      06/01/2030         1,997,489
     5,010,000   Nassau County, NY IDA (CSMR)(1)                   5.950      11/01/2022         3,805,796
       625,000   Nassau County, NY IDA (Epilepsy Foundation of
                 L.I.)(1)                                          5.950      11/01/2022           474,775
     1,660,000   Nassau County, NY IDA (Hispanic Counseling
                    Center)(1)                                     6.500      11/01/2037         1,164,042
     3,150,000   Nassau County, NY IDA (Keyspan-Glenwood
                    Energy Center)(1)                              5.250      06/01/2027         2,770,047
       670,000   Nassau County, NY IDA (Life's WORCA)(1)           5.950      11/01/2022           508,959
     3,685,000   Nassau County, NY IDA (Little Village
                    School)(1)                                     7.500      12/01/2031         3,091,752
     3,535,000   Nassau County, NY IDA (New York Water Service
                    Corp.)(1)                                      5.000      12/01/2035         2,874,733
     2,290,000   Nassau County, NY IDA (North Shore CFGA)(1)       6.750      05/01/2024         1,861,243
     1,300,000   Nassau County, NY IDA (PLUS Group Home)(1)        6.150      11/01/2022           990,418
     1,810,000   Nassau County, NY IDA (United Cerebral
                    Palsy)(1)                                      6.250      11/01/2014         1,665,725
       645,000   Nassau County, NY IDA (United Veteran's
                    Beacon House)(1)                               6.500      11/01/2037           452,293
       735,000   Nassau County, NY IDA, Series A-A(1)              6.000      07/02/2021           575,931
     7,325,000   Nassau County, NY IDA, Series A-B(1)              6.000      07/01/2021         5,739,724
       705,000   Nassau County, NY IDA, Series A-C(1)              6.000      07/01/2021           552,424
       800,000   Nassau County, NY IDA, Series A-D(1)              6.000      07/01/2021           626,864
     9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)     0.000(5)   06/01/2026         7,550,100


                          6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$  122,875,000   Nassau County, NY Tobacco Settlement Corp.(1)     5.125%     06/01/2046   $    74,850,535
    20,000,000   Nassau County, NY Tobacco Settlement Corp.        5.820(4)   06/01/2046           450,600
   105,975,000   Nassau County, NY Tobacco Settlement Corp.        6.221(4)   06/01/2046         2,148,113
 1,055,215,000   Nassau County, NY Tobacco Settlement Corp.        6.537(4)   06/01/2060         4,041,473
    40,000,000   Nassau County, NY Tobacco Settlement Corp.        7.351(4)   06/01/2060           120,800
    22,780,000   Nassau County, NY Tobacco Settlement Corp.
                    (TASC)(1)                                      5.000      06/01/2035        14,205,152
    13,010,000   New Rochelle, NY IDA (College of New
                    Rochelle)(1)                                   5.250      07/01/2027        11,888,278
     3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)    5.375      04/01/2036         3,209,855
     3,300,000   Niagara County, NY IDA (American Ref-Fuel
                    Company)(1)                                    5.550      11/15/2024         2,945,613
     3,320,000   Niagara County, NY IDA (Niagara Falls
                    Memorial Medical Center)                       5.750      06/01/2018         2,798,395
     1,500,000   Niagara County, NY IDA (Niagara University)(1)    5.350      11/01/2023         1,312,635
     5,400,000   Niagara County, NY IDA (Niagara University)(1)    5.400      11/01/2031         4,444,848
     2,600,000   Niagara County, NY IDA (Solid Waste
                    Disposal)(1)                                   5.550      11/15/2024         2,405,234
     7,250,000   Niagara County, NY IDA (Solid Waste
                    Disposal)(1)                                   5.625      11/15/2024         6,636,505
        20,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.750      05/15/2022            16,363
     1,480,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                        6.250      05/15/2034         1,166,181
     6,295,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                        6.250      05/15/2040         4,747,437
       355,000   Niagara, NY Frontier Transportation Authority
                    (Buffalo Niagara International Airport)(1)     5.000      04/01/2028           288,707
     1,420,000   Niagara, NY Frontier Transportation Authority
                    (Buffalo Niagara International Airport)(1)     5.625      04/01/2029         1,233,469
       685,000   North Babylon, NY Volunteer Fire Company(1)       5.750      08/01/2022           683,486
     3,155,000   North Tonawanda, NY HDC (Bishop Gibbons
                    Associates)(1)                                 7.375      12/15/2021         3,756,974
        25,000   Nunda, NY GO(1)                                   8.000      05/01/2010            26,292
       500,000   NY Carnegie Redevel. Corp.(3)                     7.000      09/01/2021           382,055
    10,250,000   NY Counties Tobacco Trust I(1)                    6.250      06/01/2028         8,405,718
     6,235,000   NY Counties Tobacco Trust I(1)                    6.500      06/01/2035         5,062,571
    19,230,000   NY Counties Tobacco Trust I(1)                    6.625      06/01/2042        15,227,276
    29,800,000   NY Counties Tobacco Trust II (TASC)(1)            5.625      06/01/2035        21,178,562
    53,880,000   NY Counties Tobacco Trust II (TASC)(1)            5.750      06/01/2043        37,390,026
       245,000   NY Counties Tobacco Trust III(1)                  6.000      06/01/2043           176,792
     7,000,000   NY Counties Tobacco Trust IV(1)                   5.000      06/01/2038         4,292,820
   131,335,000   NY Counties Tobacco Trust IV                      5.920(4)   06/01/2050         1,749,382
   304,690,000   NY Counties Tobacco Trust IV                      6.395(4)   06/01/2055         2,010,954
   608,700,000   NY Counties Tobacco Trust IV                      6.816(4)   06/01/2060         1,838,274
    82,500,000   NY Counties Tobacco Trust IV (TASC)(1)            0.000(5)   06/01/2041        87,091,125
    52,535,000   NY Counties Tobacco Trust IV (TASC)(1)            5.000      06/01/2042        31,678,605
    38,275,000   NY Counties Tobacco Trust IV (TASC)(1)            5.000      06/01/2045        22,847,879


                          7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$   82,500,000   NY Counties Tobacco Trust IV (TASC)(1)            6.650%(6)  06/01/2041   $     8,204,625
   345,760,000   NY Counties Tobacco Trust V                       6.152(4)   06/01/2038        17,623,387
   623,620,000   NY Counties Tobacco Trust V                       6.205(4)   06/01/2050         8,306,618
   643,195,000   NY Counties Tobacco Trust V                       6.850(4)   06/01/2055         4,245,087
 3,845,000,000   NY Counties Tobacco Trust V                       7.846(4)   06/01/2060        11,611,900
   148,570,000   NY Liberty Devel. Corp. (Goldman Sachs
                    Headquarters)(7)                               5.250      10/01/2035       123,713,354
     2,199,995   NY Liberty Devel. Corp. (National Sports
                    Museum)(3, 8)                                  6.125      02/15/2019             2,200
    51,560,000   NY MTA, Series A(7)                               5.000      11/15/2030        50,969,186
        20,000   NY MTA, Series A(1)                               5.000      11/15/2032            19,118
        25,000   NY MTA, Series B(1)                               5.000      01/01/2031            24,193
     1,830,000   NY Newark-Wayne Community Hospital(1)             7.600      09/01/2015         1,731,107
    20,220,000   NY Seneca Nation Indians Capital
                    Improvements(1)                                5.000      12/01/2023        12,886,206
        25,000   NY Triborough Bridge & Tunnel Authority(1)        5.000      01/01/2032            24,598
    33,060,000   NY Triborough Bridge & Tunnel Authority,
                    Series A(7)                                    5.000      01/01/2027        33,200,767
    13,950,000   NY TSASC, Inc. (TFABs)(1)                         5.000      06/01/2026         9,686,741
   251,510,000   NY TSASC, Inc. (TFABs)(1)                         5.000      06/01/2034       157,860,252
   337,515,000   NY TSASC, Inc. (TFABs)(1)                         5.125      06/01/2042       207,882,239
    20,000,000   NYC GO(7)                                         5.000      04/01/2030        19,162,912
    46,000,000   NYC GO(7)                                         5.000      06/01/2030        43,999,501
    10,920,000   NYC GO(7)                                         5.000      08/01/2030        10,429,965
    27,400,000   NYC GO(7)                                         5.000      06/01/2033        25,817,814
    12,455,000   NYC GO(7)                                         5.000      12/01/2033        11,702,865
    30,150,000   NYC GO(7)                                         5.000      11/01/2034        28,221,117
    12,765,000   NYC GO(7)                                         5.000      03/01/2035        11,939,444
    19,405,000   NYC GO(7)                                         5.000      04/01/2035        18,148,907
     5,400,000   NYC GO(7)                                         5.000      08/01/2035         5,048,112
    25,530,000   NYC GO(7)                                         5.250      06/01/2027        25,587,095
    37,945,000   NYC GO(7)                                         5.375      06/01/2032        37,718,985
        15,000   NYC GO(1)                                         5.000      06/01/2020            15,356
        25,000   NYC GO(1)                                         5.000      03/01/2025            24,991
        20,000   NYC GO(1)                                         5.000      03/15/2029            19,362
        15,000   NYC GO(1)                                         5.000      03/15/2029            14,503
        60,000   NYC GO(1)                                         5.000      03/01/2033            56,603
        75,000   NYC GO(1)                                         5.000      06/01/2033            70,663
        60,000   NYC GO(1)                                         5.100      11/01/2019            61,292
    20,000,000   NYC GO(7)                                         5.250      03/01/2021        20,871,300
         5,000   NYC GO(1)                                         5.250      08/01/2021             5,008
         5,000   NYC GO(1)                                         5.375      12/01/2026             5,034
         5,000   NYC GO(1)                                         5.375      03/01/2027             5,725
        50,000   NYC GO(1)                                         5.500      08/01/2022            50,106
         5,000   NYC GO(1)                                         5.500      12/01/2031             5,009
         5,000   NYC GO(1)                                         5.950      08/01/2014             5,068


                          8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$       40,000   NYC GO(1)                                         6.154%(4)  10/01/2012   $        36,694
        20,000   NYC GO(1)                                         7.000      02/01/2010            20,378
        15,000   NYC GO(1)                                         7.250      08/15/2024            15,070
         5,000   NYC GO(1)                                         7.750      08/15/2028             5,063
       837,000   NYC GO RIBS                                       9.580(9)   08/12/2010           863,499
       837,000   NYC GO RIBS                                       9.580(9)   09/01/2011           862,662
     4,055,000   NYC HDC (Barclay Avenue)(1)                       6.600      04/01/2033         4,003,096
        44,314   NYC HDC (Beekman)(1)                              6.500      10/15/2017            44,460
       297,763   NYC HDC (Bridgeview III)(1)                       6.500      12/15/2017           299,112
       857,635   NYC HDC (Cadman Towers)(1)                        6.500      11/15/2018           861,520
        55,248   NYC HDC (Essex Terrace)(1)                        6.500      07/15/2018            55,430
       319,689   NYC HDC (Forest Park Crescent)(1)                 6.500      12/15/2017           321,137
     5,000,000   NYC HDC (Multifamily Hsg.)(1)                     4.700      11/01/2040         4,050,900
     3,500,000   NYC HDC (Multifamily Hsg.)(1)                     5.000      11/01/2037         3,089,135
        60,000   NYC HDC (Multifamily Hsg.)(1)                     5.050      11/01/2023            58,073
     4,685,000   NYC HDC (Multifamily Hsg.)(1)                     5.050      11/01/2039         4,141,821
     2,435,000   NYC HDC (Multifamily Hsg.)(1)                     5.100      11/01/2027         2,255,614
     3,000,000   NYC HDC (Multifamily Hsg.)(1)                     5.125      11/01/2032         2,712,840
     5,100,000   NYC HDC (Multifamily Hsg.)(1)                     5.150      11/01/2037         4,626,516
     8,035,000   NYC HDC (Multifamily Hsg.)(1)                     5.200      11/01/2040         7,201,610
     6,330,000   NYC HDC (Multifamily Hsg.)(1)                     5.250      11/01/2027         5,985,015
    14,110,000   NYC HDC (Multifamily Hsg.)(7)                     5.250      11/01/2030        13,930,008
     7,205,000   NYC HDC (Multifamily Hsg.)(1)                     5.250      11/01/2045         6,436,659
     5,140,000   NYC HDC (Multifamily Hsg.)(1)                     5.350      11/01/2037         4,738,206
        15,000   NYC HDC (Multifamily Hsg.)(1)                     5.400      11/01/2033            14,032
     3,735,000   NYC HDC (Multifamily Hsg.)(1)                     5.450      11/01/2040         3,480,198
     4,785,000   NYC HDC (Multifamily Hsg.)(1)                     5.500      11/01/2028         4,672,696
    10,470,000   NYC HDC (Multifamily Hsg.), Series A(7)           5.600      11/01/2042        10,282,971
    31,900,000   NYC HDC (Multifamily Hsg.), Series B(7)           5.350      05/01/2049        28,416,973
    11,250,000   NYC HDC (Multifamily Hsg.), Series C(7)           5.050      11/01/2036         9,769,230
     8,365,000   NYC HDC (Multifamily Hsg.), Series C(1)           5.125      05/01/2040         7,413,649
       385,000   NYC HDC (Multifamily Hsg.), Series C(1)           5.700      05/01/2031           377,870
     1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)           5.200      11/01/2033           909,710
     2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)           5.200      11/01/2032         1,969,196
    13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(7)         4.875      11/01/2039        11,445,195
     3,515,000   NYC HDC (Multifamily Hsg.), Series G-1(1)         4.750      11/01/2027         3,125,187
     1,345,000   NYC HDC (Multifamily Hsg.), Series H-2(1)         5.200      11/01/2038         1,210,473
     3,400,000   NYC HDC (Multifamily Hsg.), Series H-2(1)         5.250      05/01/2046         3,035,588
    15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(7)         5.200      11/01/2038        13,468,511
       246,204   NYC HDC (St. Martin Tower)(1)                     6.500      11/15/2018           247,319
     2,750,000   NYC HDC, Series C(1)                              5.000      11/01/2026         2,581,425
     1,070,000   NYC IDA (A Very Special Place)(1)                 5.750      01/01/2029           746,400
     3,480,000   NYC IDA (Acme Architectural Products)(1)          6.375      11/01/2019         2,750,000


                          9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$   42,995,000   NYC IDA (AIRIS JFK I/JFK International
                    Airport)(1)                                    5.500%     07/01/2028   $    28,361,222
    22,745,000   NYC IDA (AIRIS JFK I/JFK International
                    Airport)(1)                                    6.000      07/01/2027        16,363,663
       225,000   NYC IDA (Allied Metal)(1)                         6.375      12/01/2014           193,174
       940,000   NYC IDA (Allied Metal)(1)                         7.125      12/01/2027           702,236
     3,065,000   NYC IDA (Amboy Properties)(1)                     6.750      06/01/2020         2,215,964
     2,905,000   NYC IDA (American Airlines)                       5.400      07/01/2019         1,065,554
    32,580,000   NYC IDA (American Airlines)                       5.400      07/01/2020        11,952,950
    41,550,000   NYC IDA (American Airlines)                       6.900      08/01/2024        15,236,385
    19,740,000   NYC IDA (American Airlines)(1)                    7.125      08/01/2011        17,942,278
       540,000   NYC IDA (American Airlines)(1)                    7.500      08/01/2016           427,194
    18,200,000   NYC IDA (American Airlines)(1)                    7.625      08/01/2025        12,731,082
    69,350,000   NYC IDA (American Airlines)(1)                    7.750      08/01/2031        47,310,570
    44,860,000   NYC IDA (American Airlines)(1)                    8.000      08/01/2028        31,937,628
   338,060,000   NYC IDA (American Airlines)(1)                    8.500      08/01/2028       255,279,248
     3,530,000   NYC IDA (American National Red Cross)(1)          5.000      02/01/2036         2,624,308
     4,355,000   NYC IDA (Atlantic Paste & Glue Company)(1)        6.625      11/01/2019         3,517,621
     1,160,000   NYC IDA (Atlantic Veal & Lamb)(1)                 8.375      12/01/2016         1,050,287
       295,000   NYC IDA (Baco Enterprises)(1)                     7.500      11/01/2011           281,442
     1,685,000   NYC IDA (Baco Enterprises)(1)                     8.500      11/01/2021         1,462,176
     1,415,000   NYC IDA (Bark Frameworks)(1)                      6.750      11/01/2019         1,111,624
     9,985,000   NYC IDA (Berkeley Carroll School)(1)              6.100      11/01/2028         7,402,879
     5,500,000   NYC IDA (Beth Abraham Health Services)(1)         6.500      02/15/2022         4,076,875
     1,035,000   NYC IDA (Beth Abraham Health Services)(1)         6.500      11/15/2027           751,162
     4,220,000   NYC IDA (Beth Abraham Health Services)(1)         6.500      11/15/2034         2,901,714
    52,750,000   NYC IDA (British Airways)(1)                      5.250      12/01/2032        25,381,718
    34,425,000   NYC IDA (British Airways)(1)                      7.625      12/01/2032        21,196,161
    97,120,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                   5.650      10/01/2028        66,759,317
   153,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                   5.750      10/01/2036       101,356,940
    22,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                   6.200      10/01/2022        17,491,985
    16,205,000   NYC IDA (Calhoun School)(1)                       6.625      12/01/2034        11,677,809
     4,145,000   NYC IDA (Calhoun School)(1)                       6.625      12/01/2034         2,987,011
     2,895,000   NYC IDA (Center for Elimination of Family
                    Violence)(1)                                   7.375      11/01/2036         2,239,138
    15,540,000   NYC IDA (Center for Nursing/Rehabilitation)(1)    5.375      08/01/2027         9,977,302
     3,400,000   NYC IDA (Center for Nursing/Rehabilitation)(1)    5.375      08/01/2027         2,182,936
    29,135,000   NYC IDA (Chapin School)(1)                        5.000      11/01/2038        16,182,744
       865,000   NYC IDA (Community Hospital of Brooklyn)(1)       6.875      11/01/2010           859,395
     1,490,000   NYC IDA (Comprehensive Care Management)(1)        6.000      05/01/2026         1,015,703
     3,145,000   NYC IDA (Comprehensive Care Management)(1)        6.125      11/01/2035         2,050,226
     3,975,000   NYC IDA (Comprehensive Care Management)(1)        6.375      11/01/2028         2,862,835
     1,575,000   NYC IDA (Comprehensive Care Management)(1)        6.375      11/01/2028         1,100,106
     1,520,000   NYC IDA (Comprehensive Care Management)(1)        7.875      12/01/2016         1,456,464


                         10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$      620,000   NYC IDA (Comprehensive Care Management)(1)        8.000%     12/01/2011   $       614,904
     5,305,000   NYC IDA (Continental Airlines)                    8.000      11/01/2012         4,361,559
     4,685,000   NYC IDA (Continental Airlines)                    8.375      11/01/2016         3,152,443
     1,610,000   NYC IDA (Cool Wind Ventilation)(1)                5.450      11/01/2017         1,283,057
     1,445,000   NYC IDA (Cool Wind Ventilation)(1)                5.450      11/01/2017         1,151,564
     5,685,000   NYC IDA (Cool Wind Ventilation)(1)                6.075      11/01/2027         4,006,845
     3,395,000   NYC IDA (Dioni)(1)                                6.625      11/01/2019         2,841,072
       475,000   NYC IDA (Eger Harbor House)(1)                    5.875      05/20/2044           478,605
     5,500,000   NYC IDA (Family Support Systems)(1)               7.500      11/01/2034         4,212,285
     7,315,000   NYC IDA (Friends Seminary School)(1)              7.125      09/15/2031         6,328,719
    13,780,000   NYC IDA (Gateway School of New York)(1)           5.550      06/01/2039         8,285,225
    14,935,000   NYC IDA (General Motors Corp.)                    5.125      12/30/2023         1,830,732
     1,900,000   NYC IDA (Global Country World Peace)(1)           7.250      11/01/2025         1,371,040
     1,800,000   NYC IDA (Global Country World Peace)(1)           7.250      11/01/2025         1,298,880
     2,175,000   NYC IDA (Good Shepherd Services)(1)               5.875      06/01/2014         1,938,665
     3,870,000   NYC IDA (Gourmet Boutique)(1)                     5.750      05/01/2021         2,802,383
     7,290,000   NYC IDA (Guttmacher Institute)(1)                 5.750      12/01/2036         4,758,766
     2,195,000   NYC IDA (Herbert G. Birch Childhood
                    Project)(1)                                    8.375      02/01/2022         1,928,900
       800,000   NYC IDA (Independent Living Assoc.)(1)            6.200      07/01/2020           622,784
     7,890,000   NYC IDA (JetBlue Airways Corp.)(1)                5.000      05/15/2020         4,583,853
    11,870,000   NYC IDA (JetBlue Airways Corp.)(1)                5.125      05/15/2030         5,655,462
     9,000,000   NYC IDA (JFK International Airport)(1)            8.000      08/01/2012         7,691,400
     1,525,000   NYC IDA (Julia Gray)(1)                           7.500      11/01/2020         1,252,986
       670,000   NYC IDA (Just Bagels Manufacturing)(1)            8.500      11/01/2016           626,122
       970,000   NYC IDA (Just Bagels Manufacturing)(1)            8.750      11/01/2026           868,218
       460,000   NYC IDA (L&M Optical Disc)(1)                     7.125      11/01/2010           444,268
    20,575,000   NYC IDA (Liberty-7 World Trade Center)(1)         6.250      03/01/2015        17,265,717
    15,390,000   NYC IDA (Liberty-7 World Trade Center)(3)         6.500      03/01/2035        10,529,684
    12,000,000   NYC IDA (Liberty-7 World Trade Center)(1)         6.750      03/01/2015        10,333,680
    45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)        5.000      09/01/2035        27,603,030
     2,830,000   NYC IDA (Little Red Schoolhouse)(1)               6.750      11/01/2018         2,575,470
       105,000   NYC IDA (Lucky Polyethylene Manufacturing
                    Company)(1)                                    7.000      11/01/2009           102,940
     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing
                    Company)(1)                                    7.800      11/01/2024         2,198,300
     2,035,000   NYC IDA (Lycee Francais De New York)(1)           5.375      06/01/2023         1,649,897
    23,000,000   NYC IDA (Magen David Yeshivah)(1)                 5.700      06/15/2027        16,591,740
     3,745,000   NYC IDA (Manhattan Community Access Corp.)(1)     6.000      12/01/2036         2,459,342
     1,895,000   NYC IDA (Margaret Tietz Nursing &
                    Rehabilitation Center)(1)                      6.375      11/01/2038         1,244,333
     9,175,000   NYC IDA (Margaret Tietz Nursing &
                    Rehabilitation Center)(1)                      6.375      11/01/2038         6,024,672
       680,000   NYC IDA (Marymount School of New York)(1)         5.125      09/01/2021           542,477
     4,010,000   NYC IDA (Marymount School of New York)(1)         5.250      09/01/2031         2,724,153
    18,190,000   NYC IDA (MediSys Health Network)(1)               6.250      03/15/2024        12,358,286


                         11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$      635,000   NYC IDA (Mesorah Publications)(1)                 6.450%     02/01/2011   $       602,469
     4,790,000   NYC IDA (Mesorah Publications)(1)                 6.950      02/01/2021         3,914,053
     8,405,000   NYC IDA (Metro Biofuels)(1)                       6.000      11/01/2028         6,059,417
     2,800,000   NYC IDA (Metropolitan College of New York)(1)     5.750      03/01/2020         2,333,324
     2,145,000   NYC IDA (Morrisons Pastry)(1)                     6.500      11/01/2019         1,666,215
       175,000   NYC IDA (NYC Outward Bound Center)(1)             7.250      11/01/2010           171,911
        25,000   NYC IDA (NYU)(1)                                  5.000      07/01/2041            23,919
    40,000,000   NYC IDA (NYU)(7)                                  5.250      07/01/2048        39,208,536
     4,310,000   NYC IDA (Paradise Products)(1)                    8.250      11/01/2022         3,329,820
     3,520,000   NYC IDA (Petrocelli Electric)(1)                  8.000      11/01/2017         3,100,486
       940,000   NYC IDA (Petrocelli Electric)(1)                  8.000      11/01/2018           807,704
    10,065,000   NYC IDA (Polytechnic University)(1)               5.250      11/01/2027         8,101,419
     2,240,000   NYC IDA (Precision Gear)(1)                       6.375      11/01/2024         1,716,176
     1,910,000   NYC IDA (Precision Gear)(1)                       6.375      11/01/2024         1,414,584
       930,000   NYC IDA (Precision Gear)(1)                       7.625      11/01/2024           782,251
     4,100,000   NYC IDA (PSCH)(1)                                 6.375      07/01/2033         3,054,418
    33,410,000   NYC IDA (Queens Baseball Stadium)(1)              5.000      01/01/2046        25,718,350
     6,800,000   NYC IDA (Reece School)(1)                         7.500      12/01/2037         5,187,176
     1,895,000   NYC IDA (Riverdale Terrace Hsg. Devel.
                    Fund)(1)                                       6.250      11/01/2014         1,639,706
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel.
                    Fund)(1)                                       6.750      11/01/2028         6,253,980
     1,000,000   NYC IDA (Roundabout Theatre)(1)                   5.000      10/01/2023           727,710
       280,000   NYC IDA (Sahadi Fine Foods)(1)                    6.250      11/01/2009           274,968
     4,085,000   NYC IDA (Sahadi Fine Foods)(1)                    6.750      11/01/2019         3,180,091
       875,000   NYC IDA (Services for the Underserved/Young
                    Adult Institute Obligated Group)(1)            5.000      07/01/2026           581,131
     4,380,000   NYC IDA (Showman Fabricators)(1)                  7.500      11/01/2028         3,130,211
     3,190,000   NYC IDA (South Bronx Overall Economic
                    Devel.)(1)                                     8.625      12/01/2025         2,473,079
     1,625,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                    4.750      07/01/2020         1,232,303
       995,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                    5.250      07/01/2022           726,390
     6,230,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                    7.875      08/01/2025         5,308,334
     5,760,000   NYC IDA (Stallion)(1)                             5.500      11/01/2036         3,518,381
       955,000   NYC IDA (Stallion)(1)                             6.000      11/01/2027           686,588
        10,000   NYC IDA (Staten Island University Hospital)(1)    6.375      07/01/2031             6,816
     4,405,000   NYC IDA (Staten Island University Hospital)(1)    6.375      07/01/2031         3,016,940
     1,455,000   NYC IDA (Staten Island University Hospital)(1)    6.450      07/01/2032         1,006,875
       455,000   NYC IDA (Streamline Plastics)(1)                  7.750      12/01/2015           387,874
     1,275,000   NYC IDA (Streamline Plastics)(1)                  8.125      12/01/2025         1,044,238
     6,808,500   NYC IDA (Studio School)(1)                        7.000      11/01/2038         4,557,814
       660,000   NYC IDA (Surprise Plastics)(1)                    7.500      11/01/2013           544,408
     2,480,000   NYC IDA (Surprise Plastics)(1)                    8.500      11/01/2023         1,743,713
     7,245,000   NYC IDA (Terminal One Group Assoc.)(1)            5.500      01/01/2020         6,485,652
     7,750,000   NYC IDA (Terminal One Group Assoc.)(1)            5.500      01/01/2021         6,853,868
    11,390,000   NYC IDA (Terminal One Group Assoc.)(1)            5.500      01/01/2024         9,743,689
       380,000   NYC IDA (The Bank Street College)(1)              5.250      12/01/2021           328,008


                         12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    1,000,000   NYC IDA (The Bank Street College)(1)              5.250%     12/01/2030   $       788,930
     8,800,000   NYC IDA (The Child School)(1)                     7.550      06/01/2033         7,021,080
       210,000   NYC IDA (Therapy & Learning Center)(1)            7.500      10/01/2011           201,856
     3,735,000   NYC IDA (Therapy & Learning Center)(1)            8.250      10/01/2031         3,138,110
     8,955,000   NYC IDA (Tides Two Rivers Foundation)(1)          5.650      12/01/2039         5,704,066
     4,020,000   NYC IDA (Ulano)(1)                                6.900      11/01/2019         3,025,774
    32,040,000   NYC IDA (Unicef)(1)                               5.300      11/01/2038        19,902,607
     9,830,000   NYC IDA (Urban Health Plan)(1)                    7.050      09/15/2026         7,636,632
     3,640,000   NYC IDA (Urban Resource Institute)(1)             7.375      11/01/2033         2,743,286
     1,250,000   NYC IDA (Utleys)(1)                               7.375      11/01/2023         1,097,413
     2,800,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000      12/01/2021         2,007,796
     1,330,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000      12/01/2028           815,702
     3,235,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000      12/01/2028         1,984,058
       900,000   NYC IDA (Vaughn College Aeronautics)(1)           5.000      12/01/2031           527,508
     1,800,000   NYC IDA (Vaughn College Aeronautics)(1)           5.250      12/01/2036         1,056,816
    16,100,000   NYC IDA (Visy Paper)(1)                           7.800      01/01/2016        14,520,590
    70,500,000   NYC IDA (Visy Paper)(1)                           7.950      01/01/2028        60,056,835
     1,930,000   NYC IDA (Vocational Instruction)(2)               7.750      02/01/2033         1,188,417
       195,000   NYC IDA (W & W Jewelers)(1)                       7.250      02/01/2011           188,261
     1,555,000   NYC IDA (W & W Jewelers)(1)                       8.250      02/01/2021         1,367,156
     5,930,000   NYC IDA (Weizmann Institute)(1)                   5.900      11/01/2034         4,300,258
     2,900,000   NYC IDA (Weizmann Institute)(1)                   5.900      11/01/2034         2,102,993
     2,795,000   NYC IDA (Westchester Square Medical Center)       8.000      11/01/2010         2,599,965
     6,160,000   NYC IDA (Westchester Square Medical Center)       8.375      11/01/2015         5,035,369
     1,565,000   NYC IDA (World Casing Corp.)(1)                   6.700      11/01/2019         1,243,940
    93,105,000   NYC IDA (Yankee Stadium)(1)                       5.000      03/01/2046        69,547,573
    16,500,000   NYC IDA (Yankee Stadium)(1)                       7.000      03/01/2049        18,378,195
    24,270,000   NYC IDA (Yeled Yalda Early Childhood)(1)          5.725      11/01/2037        15,553,915
    27,500,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2031        27,135,213
    11,720,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2032        11,529,388
    31,400,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2034        30,737,144
    47,440,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2034        46,438,752
    40,100,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2037        39,033,340
    22,000,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2038        21,400,470
    18,000,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2038        17,513,415
    29,000,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2039        28,209,711
    18,000,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2039        17,506,890
    31,500,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2039        30,637,058
    19,740,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2039        19,199,223
    44,840,000   NYC Municipal Water Finance Authority(7)          5.125      06/15/2032        44,707,992
    57,700,000   NYC Municipal Water Finance Authority(7)          5.000      06/15/2026        57,970,613
        50,000   NYC Municipal Water Finance Authority(1)          5.000      06/15/2029            50,048
        30,000   NYC Municipal Water Finance Authority(1)          5.125      06/15/2032            29,857
        30,000   NYC Municipal Water Finance Authority(1)          5.125      06/15/2033            30,029


                         13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$       25,000   NYC Municipal Water Finance Authority(1)          5.125%     06/15/2033   $        25,024
       145,000   NYC Trust for Cultural Resources (Museum of
                    American Folk Art)(1)                          6.125      07/01/2030           105,415
    14,360,000   NYS DA (Buena Vida Nursing Home)(7)               5.250      07/01/2028        14,004,128
    13,225,000   NYS DA (Cabrini Westchester)(1)                   5.200      02/15/2041        12,421,449
     2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated
                    Group)(1)                                      5.000      07/01/2027         1,714,680
     1,250,000   NYS DA (D'Youville College)(1)                    5.250      07/01/2025         1,052,913
        15,000   NYS DA (Dept. of Mental Hygiene)(1)               5.250      08/15/2031            14,445
        20,000   NYS DA (Ellis Hospital)(1)                        5.600      08/01/2025            20,004
     3,255,000   NYS DA (L.I. University)(1)                       5.125      09/01/2023         3,308,642
     1,335,000   NYS DA (L.I. University)(1)                       5.250      09/01/2028         1,094,420
     1,585,000   NYS DA (L.I. University)(1)                       5.500      09/01/2020         1,441,272
     1,710,000   NYS DA (Lenox Hill Hospital Obligated
                    Group)(1)                                      5.375      07/01/2020         1,377,012
       405,000   NYS DA (Lenox Hill Hospital Obligated
                    Group)(1)                                      5.500      07/01/2030           285,310
    20,000,000   NYS DA (Maimonides Medical Center)(1)             5.750      08/01/2029        20,356,000
     3,865,000   NYS DA (Manhattan College)(1)                     5.000      07/01/2041         2,813,604
     3,260,000   NYS DA (Manhattan College)(1)                     5.300      07/01/2037         2,454,780
    18,230,000   NYS DA (Memorial Sloan-Kettering)(7)              5.000      07/01/2035        17,483,837
    23,300,000   NYS DA (Menorah Home & Hospital)(1)               5.150      08/01/2038        21,956,056
     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)    6.375      07/01/2029         3,353,666
     6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)    6.875      07/01/2025         6,053,470
    10,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group)(1)                            5.500      07/01/2026         9,357,285
    25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                    Obligated Group)(1)                            6.500      07/01/2025        22,337,905
    10,450,000   NYS DA (Mt. Sinai/NYU Health)(1)                  5.500      07/01/2026         9,633,855
     2,265,000   NYS DA (New York Methodist Hospital)(1)           5.250      07/01/2033         1,542,080
     9,965,000   NYS DA (North Shore University Hospital/L.I.
                    Jewish Medical Center)(3)                      1.514(6)   05/01/2018         6,987,956
    62,010,000   NYS DA (North Shore University Hospital/L.I.
                    Jewish Medical Center)(3)                      1.614(6)   05/01/2033        28,214,550
     7,500,000   NYS DA (North Shore University Hospital/L.I.
                    Jewish Medical Center)(1)                      5.000      05/01/2032         6,414,825
    11,000,000   NYS DA (North Shore University Hospital/L.I.
                    Jewish Medical Center)(1)                      5.000      05/01/2037         9,234,500
     2,000,000   NYS DA (Norwegian Christian Home & Health
                    Center)(1)                                     6.100      08/01/2041         2,047,700
    22,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated
                    Group)(1)                                      5.000      11/01/2034        18,892,525
     1,700,000   NYS DA (Nursing Home)(1)                          4.900      02/15/2041         1,513,357
     7,300,000   NYS DA (Nursing Home)(1)                          4.950      02/15/2045         6,484,079
     5,000,000   NYS DA (NYU Hospitals Center)(1)                  5.000      07/01/2020         3,713,550
    11,100,000   NYS DA (NYU Hospitals Center)(1)                  5.000      07/01/2026         7,416,132
    20,580,000   NYS DA (NYU Hospitals Center)(1)                  5.000      07/01/2026        13,749,910


                         14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$   40,320,000   NYS DA (NYU Hospitals Center)(1)                  5.000%     07/01/2036   $    24,306,912
     4,600,000   NYS DA (NYU Hospitals Center)(1)                  5.250      07/01/2024         3,268,438
     2,000,000   NYS DA (NYU Hospitals Center)(1)                  5.625      07/01/2037         1,324,420
     7,275,000   NYS DA (Orange Regional Medical Center)(1)        6.125      12/01/2029         5,427,223
    17,980,000   NYS DA (Orange Regional Medical Center)(1)        6.250      12/01/2037        12,833,585
     2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)    5.000      11/01/2026         2,841,579
     6,035,000   NYS DA (Providence Rest)(1)                       5.000      07/01/2035         3,268,134
     2,700,000   NYS DA (Providence Rest)(1)                       5.125      07/01/2030         1,593,864
     3,100,000   NYS DA (Providence Rest)(1)                       5.250      07/01/2025         2,052,696
     6,260,000   NYS DA (Rochester General Hospital)(1)            5.000      12/01/2025         5,208,883
    17,660,000   NYS DA (Rochester General Hospital)(1)            5.000      12/01/2035        13,088,709
     1,750,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                          7.250      10/01/2028         2,027,655
     2,645,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                          7.375      10/01/2033         3,046,273
     1,525,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                          7.500      04/01/2039         1,762,046
        50,000   NYS DA (School Districts Financing Program),
                 Series B(1)                                       6.000      10/01/2022            53,557
        25,000   NYS DA (School Districts Financing Program),
                 Series B(1)                                       6.000      10/01/2029            26,153
    20,520,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)        6.000      07/01/2030        18,070,117
     1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                    Group)(1)                                      5.100      07/01/2034           761,638
     5,770,000   NYS DA (Smithtown Special Library District)(1)    6.000      07/01/2028         6,027,457
     1,055,000   NYS DA (St. Catherine of Siena Medical
                    Center)(1)                                     6.000      07/01/2030           929,044
   101,800,000   NYS DA (St. Luke's Roosevelt Hospital)(7)         4.900      08/15/2031        92,729,620
     1,505,000   NYS DA (St. Thomas Aquinas College)(1)            5.250      07/01/2028         1,234,822
     5,240,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)     6.250      02/15/2035         5,216,210
    11,695,000   NYS DA (Vassar College)(7)                        5.000      07/01/2046        11,018,658
     2,365,000   NYS EFC (NYS Water Services)(1)                   6.000      01/15/2031         2,294,878
        50,000   NYS EFC (United Waterworks)(1)                    5.150      03/01/2034            41,244
        25,000   NYS ERDA (Brooklyn Union Gas Company)(1)          4.700      02/01/2024            22,073
        15,000   NYS ERDA (Brooklyn Union Gas Company)(1)          5.500      01/01/2021            15,000
    16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS       11.275(9)   07/01/2026        16,321,353
     7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS       11.564(9)   04/01/2020         7,108,010
    23,295,000   NYS ERDA (LILCO)(1)                               5.300      11/01/2023        21,831,142
       350,000   NYS ERDA (LILCO)(1)                               5.300      10/01/2024           325,500
       100,000   NYS ERDA (LILCO)(1)                               5.300      08/01/2025            91,021
        75,000   NYS ERDA (LILCO)(1)                               5.300      08/01/2025            68,266
    13,440,000   NYS ERDA (Niagara Mohawk Power Corp.)(1)          5.150      11/01/2025        13,365,274
        70,000   NYS ERDA (Rochester Gas and Electric)(1)          5.375      05/15/2032            61,396
    14,500,000   NYS ERDA (Rochester Gas and Electric)(1)          5.950      09/01/2033        11,771,680
     3,095,000   NYS HFA (Affordable Hsg.)(1)                      5.100      11/01/2028         2,866,094
     2,365,000   NYS HFA (Affordable Hsg.)(1)                      5.250      11/01/2038         2,160,191


                         15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    8,185,000   NYS HFA (Affordable Hsg.)(1)                      5.300%     11/01/2037   $     7,649,046
    10,220,000   NYS HFA (Affordable Hsg.)(7)                      5.450      11/01/2045         9,539,569
     2,510,000   NYS HFA (Children's Rescue)(1)                    7.625      05/01/2018         2,295,696
     1,700,000   NYS HFA (Crotona Estates Apartments)(1)           4.950      08/15/2038         1,482,145
       980,000   NYS HFA (Friendship)(1)                           5.100      08/15/2041           868,564
     1,440,000   NYS HFA (Golden Age Apartments)(1)                5.000      02/15/2037         1,269,029
     1,645,000   NYS HFA (Kensico Terrace Apartments)(1)           4.900      02/15/2038         1,404,008
       935,000   NYS HFA (Kensico Terrace Apartments)(1)           4.950      02/15/2038           804,418
         5,000   NYS HFA (Meadow Manor)(1)                         7.750      11/01/2019             5,084
     3,930,000   NYS HFA (Multifamily Hsg.)(1)                     4.850      02/15/2038         3,375,359
     6,580,000   NYS HFA (Multifamily Hsg.)(1)                     4.850      11/01/2040         5,525,621
     1,340,000   NYS HFA (Multifamily Hsg.)(1)                     5.300      08/15/2024         1,335,725
     2,860,000   NYS HFA (Multifamily Hsg.)(1)                     5.350      08/15/2031         2,699,640
     2,080,000   NYS HFA (Multifamily Hsg.)(1)                     5.375      02/15/2035         1,946,318
     3,290,000   NYS HFA (Multifamily Hsg.)(1)                     5.450      08/15/2032         3,131,290
     2,075,000   NYS HFA (Multifamily Hsg.)(1)                     5.500      08/15/2030         2,004,077
     1,240,000   NYS HFA (Multifamily Hsg.)(1)                     5.600      02/15/2026         1,238,301
     1,730,000   NYS HFA (Multifamily Hsg.)(1)                     5.600      08/15/2033         1,674,069
     1,100,000   NYS HFA (Multifamily Hsg.)(1)                     5.650      08/15/2030         1,082,499
     3,200,000   NYS HFA (Multifamily Hsg.)(1)                     5.650      08/15/2030         3,149,088
     1,000,000   NYS HFA (Multifamily Hsg.)(1)                     5.650      08/15/2031           981,260
     1,710,000   NYS HFA (Multifamily Hsg.)(1)                     5.650      02/15/2034         1,665,335
     2,120,000   NYS HFA (Multifamily Hsg.)(1)                     5.700      08/15/2033         2,078,808
       680,000   NYS HFA (Multifamily Hsg.)(1)                     6.250      02/15/2031           669,589
     1,255,000   NYS HFA (Multifamily Hsg.)(1)                     6.400      11/15/2027         1,255,602
     3,965,000   NYS HFA (Multifamily Hsg.)(1)                     6.750      11/15/2036         4,164,558
       310,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2009           311,531
       340,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2010           341,431
       365,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2011           366,482
       395,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2012           396,533
       425,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2013           426,556
       510,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2014           511,826
       540,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2015           541,814
       580,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2016           581,891
       640,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2017           641,965
       685,000   NYS HFA (Nonprofit Hsg.)(1)                       8.400      11/01/2018           687,041
     1,490,000   NYS HFA (North Street)(1)                         5.050      08/15/2039         1,317,667
        70,000   NYS HFA (Service Contract)(1)                     5.375      03/15/2023            70,018
        35,000   NYS HFA (Service Contract)(1)                     6.500      03/15/2025            35,056
    40,000,000   NYS IDA (Bronx Parking Devel. Company)            5.875      10/01/2046        16,106,358
       180,000   NYS LGSC (SCSB)(3)                                7.250      12/15/2011           170,123
       810,000   NYS LGSC (SCSB)(3)                                7.375      12/15/2016           715,254
       980,000   NYS LGSC (SCSB)(3)                                7.750      12/15/2021           817,692


                         16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$      240,000   NYS Medcare (Hospital & Nursing Home)(1)          7.400%     11/01/2016   $       241,001
       165,000   NYS Medcare (Hospital & Nursing Home)(1)          9.375      11/01/2016           166,087
        30,000   NYS Medcare (M.G. Nursing Home)(1)                6.200      02/15/2015            30,096
         5,000   NYS UDC (Correctional Facilities)(1)              6.309(4)   01/01/2013             4,166
        25,000   NYS UDC (Subordinated Lien)(1)                    5.500      07/01/2016            25,076
       830,000   Oneida County, NY IDA (Civic
                    Facilities-Mohawk Valley)(1)                   5.000      09/15/2035           527,507
       450,000   Oneida County, NY IDA (Mohawk Valley
                    Handicapped Services)(1)                       5.300      03/15/2019           354,150
       840,000   Oneida County, NY IDA (Mohawk Valley
                    Handicapped Services)(1)                       5.350      03/15/2029           557,239
     3,980,000   Onondaga County, NY IDA (Air Cargo)(1)            6.125      01/01/2032         2,809,442
     2,000,000   Onondaga County, NY IDA (Air Cargo)(1)            7.250      01/01/2032         1,580,940
     2,200,000   Onondaga County, NY IDA (Anheuser-Busch)(1)       4.950      07/01/2036         1,503,150
     1,150,000   Onondaga County, NY IDA (Community General
                    Hospital)(1)                                   5.500      11/01/2018           895,356
     5,965,000   Onondaga County, NY IDA (Community General
                    Hospital)(1)                                   6.625      01/01/2018         5,062,257
     1,185,000   Onondaga County, NY IDA (Free Library)(1)         5.125      03/01/2030         1,057,778
     1,115,000   Onondaga County, NY IDA (Free Library)(1)         5.125      03/01/2037           952,199
       500,000   Onondaga County, NY IDA Sewage Waste
                    Facilities (Anheuser-Busch Companies)(1)       6.250      12/01/2034           423,720
    45,699,598   Onondaga County, NY Res Rec(1)                    0.000(5)   05/01/2022        30,096,384
    41,580,000   Onondaga County, NY Res Rec(1)                    5.000      05/01/2015        34,487,284
     2,500,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                     7.000      08/01/2021         2,080,375
     2,325,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                     7.000      08/01/2031         1,752,911
     2,090,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                     7.000      08/01/2031         1,575,735
     2,500,000   Orange County, NY IDA (Glen Arden)(1)             5.625      01/01/2018         1,965,750
     5,590,000   Orange County, NY IDA (Glen Arden)(1)             5.700      01/01/2028         3,686,158
       195,000   Orange County, NY IDA (Orange Mental
                    Retardation Properties)(1)                     7.800      07/01/2011           195,671
     1,715,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                   5.375      12/01/2021         1,578,520
     6,330,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                   5.375      12/01/2026         5,418,607
     2,235,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                   5.375      12/01/2026         1,913,205
     7,315,000   Orange County, NY IDA (Tuxedo Place)(3)           7.000      08/01/2032         4,826,656
     2,500,000   Orange County, NY IDA (Tuxedo Place)(3)           7.000      08/01/2033         1,639,025
     6,870,000   Otsego County, NY IDA (Hartwick College)(1)       5.900      07/01/2022         5,357,432
     1,435,000   Otsego County, NY IDA (Hartwick College)(1)       6.000      07/01/2014         1,350,192
     1,520,000   Otsego County, NY IDA (Hartwick College)(1)       6.000      07/01/2015         1,397,366
     1,610,000   Otsego County, NY IDA (Hartwick College)(1)       6.000      07/01/2016         1,448,694


                         17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$   12,330,000   Peekskill, NY IDA (Drum Hill)(1)                  6.375%     10/01/2028   $     8,570,830
       955,000   Port Authority  NY/NJ (Continental
                    Airlines)(1)                                   9.000      12/01/2010           944,438
    48,415,000   Port Authority  NY/NJ (Continental
                    Airlines)(3)                                   9.125      12/01/2015        48,452,280
    15,840,000   Port Authority  NY/NJ (JFK International Air
                    Terminal)(1)                                   5.750      12/01/2022        12,688,949
    31,540,000   Port Authority  NY/NJ (JFK International Air
                    Terminal)(1)                                   5.750      12/01/2025        24,356,134
    17,625,000   Port Authority  NY/NJ (JFK International Air
                    Terminal)(1)                                   5.900      12/01/2017        15,885,589
     5,910,000   Port Authority  NY/NJ (KIAC)(1)                   6.750      10/01/2011         5,667,276
    50,225,000   Port Authority  NY/NJ (KIAC)(1)                   6.750      10/01/2019        41,588,309
        35,000   Port Authority  NY/NJ, 122nd Series(1)            5.000      07/15/2026            32,289
       240,000   Port Authority  NY/NJ, 126th Series(1)            5.125      11/15/2030           215,455
        50,000   Port Authority  NY/NJ, 127th Series(1)            5.200      12/15/2027            46,544
    80,000,000   Port Authority  NY/NJ, 135th Series(7)            5.000      03/15/2039        78,898,262
    19,175,000   Port Authority  NY/NJ, 136th Series(7)            5.375      11/01/2028        18,316,314
    22,855,000   Port Authority  NY/NJ, 136th Series(7)            5.500      11/01/2029        22,036,155
    26,000,000   Port Authority  NY/NJ, 138th Series(7)            4.750      12/01/2034        21,805,290
    27,255,000   Port Authority  NY/NJ, 141st Series(7)            4.500      09/01/2029        22,336,583
    47,910,000   Port Authority  NY/NJ, 143rd Series(7)            5.000      10/01/2030        43,045,458
    27,535,000   Port Authority  NY/NJ, 143rd Series(7)            5.000      04/01/2036        24,069,248
    12,840,000   Port Authority  NY/NJ, 146th Series(7)            4.500      12/01/2034        10,138,378
    26,100,000   Port Authority  NY/NJ, 146th Series(7)            4.750      12/01/2027        23,218,560
        10,000   Port Authority  NY/NJ, 146th Series(1)            4.500      12/01/2034             7,873
        10,000   Port Authority  NY/NJ, 146th Series(1)            4.750      12/01/2027             8,885
    13,005,000   Port Authority  NY/NJ, 147th Series(7)            4.750      10/15/2028        11,326,016
    17,790,000   Port Authority  NY/NJ, 147th Series(7)            5.000      10/15/2027        16,415,729
    20,000,000   Port Authority  NY/NJ, 147th Series(7)            5.000      10/15/2032        17,659,915
    82,000,000   Port Authority  NY/NJ, 151st Series(7)            5.750      03/15/2035        80,374,911
    15,000,000   Port Authority  NY/NJ, 151st Series(7)            6.000      09/15/2028        15,248,700
   101,940,000   Port Authority  NY/NJ, 152nd Series(7)            5.250      11/01/2035        92,593,121
    13,715,000   Port Authority  NY/NJ, 152nd Series(7)            5.250      05/01/2038        12,394,818
    22,500,000   Port Authority  NY/NJ, 152nd Series(7)            5.750      11/01/2030        22,271,400
    50,660,000   Port Authority  NY/NJ, 37th Series(7)             5.250      07/15/2034        46,166,205
     2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby
                    Redevel. Corp.)(1)                             6.000      08/01/2032         2,664,168
     1,990,000   Putnam County, NY IDA (Brewster Plastics)(1)      8.500      12/01/2016         1,714,624
     1,500,000   Rensselaer County, NY IDA (Franciscan
                    Heights)(1)                                    5.375      12/01/2036         1,300,110
     6,385,000   Rensselaer County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.625      06/01/2035         4,537,756
     7,300,000   Rensselaer County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.750      06/01/2043         5,065,835
     2,055,000   Rensselaer County, NY Water Service Sewer
                    Authority(1)                                   5.250      09/01/2038         1,889,511


                         18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    2,470,000   Rensselaer County, NY Water Service Sewer
                    Authority(1)                                   5.350%     09/01/2047   $     2,402,050
     3,020,000   Rensselaer County, NY Water Service Sewer
                    Authority(1)                                   5.350      09/01/2047         2,762,092
    17,815,000   Rensselaer, NY Municipal Leasing Corp.
                    (Rensselaer County Nursing Home)(1)            6.900      06/01/2024        17,815,891
     1,435,000   Riverhead, NY IDA (Michael Reilly Design)(1)      8.875      08/01/2021         1,174,074
     6,790,000   Rochester, NY Museum & Science Center(1)          6.125      12/01/2015         5,805,382
     1,195,000   Rockland County, NY IDA (Crystal Run
                    Village/Rockland County Assoc. for the
                    Learning Disabled Obligated Group)(1)          4.900      07/01/2021           864,355
     9,225,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.625      08/15/2035         6,550,396
    10,095,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.750      08/15/2043         7,002,397
    30,000,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.                           5.875(4)   08/15/2045           660,900
   486,000,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.                           7.668(4)   08/15/2060         1,433,700
        20,000   Sanford Town, NY GO(1)                            5.250      04/15/2015            21,160
        20,000   Sanford Town, NY GO(1)                            5.250      04/15/2016            21,065
        25,000   Sanford Town, NY GO(1)                            5.250      04/15/2017            25,946
        25,000   Sanford Town, NY GO(1)                            5.250      04/15/2018            25,621
        25,000   Sanford Town, NY GO(1)                            5.250      04/15/2019            25,358
        25,000   Sanford Town, NY GO(1)                            5.250      04/15/2020            25,074
        30,000   Sanford Town, NY GO(1)                            5.250      04/15/2021            29,804
        30,000   Sanford Town, NY GO(1)                            5.250      04/15/2022            29,524
        30,000   Sanford Town, NY GO(1)                            5.250      04/15/2023            29,275
        30,000   Sanford Town, NY GO(1)                            5.250      04/15/2024            28,756
        35,000   Sanford Town, NY GO(1)                            5.250      04/15/2025            33,101
        35,000   Sanford Town, NY GO(1)                            5.250      04/15/2026            32,789
        40,000   Sanford Town, NY GO(1)                            5.250      04/15/2027            37,203
        40,000   Sanford Town, NY GO(1)                            5.250      04/15/2028            36,456
        40,000   Sanford Town, NY GO(1)                            5.250      04/15/2029            35,884
        45,000   Sanford Town, NY GO(1)                            5.250      04/15/2030            40,060
        45,000   Sanford Town, NY GO(1)                            5.250      04/15/2031            39,507
        50,000   Sanford Town, NY GO(1)                            5.250      04/15/2032            43,694
        50,000   Sanford Town, NY GO(1)                            5.250      04/15/2033            43,375
        55,000   Sanford Town, NY GO(1)                            5.250      04/15/2034            47,481
        60,000   Sanford Town, NY GO(1)                            5.250      04/15/2035            51,375
        60,000   Sanford Town, NY GO(1)                            5.250      04/15/2036            50,977
     3,000,000   Saratoga County, NY IDA (Saratoga
                    Hospital/Saratoga Care/Benedict Community
                    Health Center)(1)                              5.125      12/01/2033         2,265,240
       175,000   Scotia, NY Hsg. Authority (Holyrood House)(1)     7.000      06/01/2009           175,175


                         19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    2,650,000   Seneca County, NY IDA (New York Chiropractic
                   College)(1)                                     5.000%     10/01/2027   $     1,803,007
    40,000,000   Seneca County, NY IDA Solid Waste (Seneca
                    Meadows)(1)                                    6.625      10/01/2035        34,344,400
    22,885,000   SONYMA, Series 106(7)                             5.250      04/01/2034        20,539,070
    30,225,000   SONYMA, Series 109(7)                             4.950      10/01/2034        26,636,990
     5,500,000   SONYMA, Series 130(1)                             4.650      04/01/2027         4,762,010
     5,920,000   SONYMA, Series 130(1)                             4.800      10/01/2037         5,106,770
    14,865,000   SONYMA, Series 133(7)                             5.050      10/01/2026        13,865,312
    23,500,000   SONYMA, Series 137(7)                             4.700      10/01/2031        19,497,128
    23,005,000   SONYMA, Series 140(7)                             4.750      10/01/2037        18,804,985
     2,000,000   SONYMA, Series 143(1)                             4.850      10/01/2027         1,813,780
     2,375,000   SONYMA, Series 143(1)                             4.875      10/01/2030         2,102,231
    11,745,000   SONYMA, Series 143(7)                             4.900      10/01/2037        10,033,025
     2,700,000   SONYMA, Series 145(1)                             5.050      10/01/2029         2,469,582
     5,045,000   SONYMA, Series 145(1)                             5.125      10/01/2037         4,527,837
     5,000,000   SONYMA, Series 148(1)                             5.150      10/01/2027         4,671,850
     6,370,000   SONYMA, Series 148(1)                             5.200      10/01/2032         5,860,018
       820,000   SONYMA, Series 152(1)                             5.375      04/01/2023           826,954
     2,475,000   SONYMA, Series 29(1)                              5.450      04/01/2031         2,368,105
     6,960,000   SONYMA, Series 35(1)                              4.800      10/01/2030         6,091,670
        25,000   SONYMA, Series 67(1)                              5.700      10/01/2017            25,114
    28,400,000   SONYMA, Series 71(7)                              5.400      04/01/2029        26,967,949
        30,000   SONYMA, Series 71(1)                              5.400      04/01/2029            28,762
        30,000   SONYMA, Series 73(1)                              5.250      10/01/2017            30,243
       330,000   SONYMA, Series 73(1)                              5.300      10/01/2028           315,143
    23,875,000   SONYMA, Series 73-A(7)                            5.300      10/01/2028        22,584,112
       305,000   SONYMA, Series 77(1)                              5.150      04/01/2029           282,052
    10,175,000   SONYMA, Series 79(7)                              5.300      04/01/2029         9,542,545
       440,000   SONYMA, Series 82(1)                              5.650      04/01/2030           415,193
     4,575,000   SONYMA, Series 97(1)                              5.500      04/01/2031         4,405,634
     4,360,000   St. Lawrence County, NY IDA (Curran Renewable
                    Energy)(1)                                     7.250      12/01/2029         3,214,846
     1,070,000   Suffolk County, NY IDA (ACLD)(1)                  6.000      12/01/2019           860,815
       460,000   Suffolk County, NY IDA (ALIA-ACDS)(1)             7.125      06/01/2017           404,864
     2,200,000   Suffolk County, NY IDA (ALIA-ACLD)(1)             5.950      10/01/2021         1,666,060
       250,000   Suffolk County, NY IDA (ALIA-ACLD)(1)             6.375      06/01/2014           233,128
       555,000   Suffolk County, NY IDA (ALIA-ACLD)(1)             6.500      03/01/2018           493,445
       600,000   Suffolk County, NY IDA (ALIA-ACLD)(1)             7.500      09/01/2015           584,826
       210,000   Suffolk County, NY IDA (ALIA-ADD)(1)              6.950      12/01/2014           199,609
       415,000   Suffolk County, NY IDA (ALIA-ADD)(1)              7.125      06/01/2017           363,951
       290,000   Suffolk County, NY IDA (ALIA-ADD)(1)              7.500      09/01/2015           282,666
       845,000   Suffolk County, NY IDA (ALIA-Adelante)(1)         6.500      11/01/2037           582,898
     1,300,000   Suffolk County, NY IDA (ALIA-Civic
                     Facility)(1)                                  5.950      11/01/2022           973,375


                         20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    3,000,000   Suffolk County, NY IDA (ALIA-DDI)(1)              5.950%     10/01/2021   $     2,271,900
       965,000   Suffolk County, NY IDA (ALIA-DDI)(1)              6.375      06/01/2014           899,872
       100,000   Suffolk County, NY IDA (ALIA-DDI)(1)              7.500      09/01/2015            97,471
       825,000   Suffolk County, NY IDA (ALIA-FREE)(1)             5.950      10/01/2021           624,773
       555,000   Suffolk County, NY IDA (ALIA-FREE)(1)             6.375      06/01/2014           517,543
     1,280,000   Suffolk County, NY IDA (ALIA-FREE)(1)             6.950      12/01/2014         1,216,666
     3,290,000   Suffolk County, NY IDA (ALIA-FREE)(1)             7.125      06/01/2017         2,885,297
       600,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             5.950      10/01/2021           454,380
       755,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             5.950      11/01/2022           565,306
       380,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             6.000      10/01/2031           260,999
       445,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             6.375      06/01/2014           414,967
       435,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             6.950      12/01/2014           413,476
       965,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             7.125      06/01/2017           846,295
     1,945,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             7.250      12/01/2033         1,475,205
       190,000   Suffolk County, NY IDA (ALIA-IGHL)(1)             7.500      09/01/2015           185,195
     2,000,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)            5.950      11/01/2022         1,497,500
       260,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)            6.375      06/01/2014           242,453
       520,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)            6.950      12/01/2014           494,270
       190,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)            7.500      09/01/2015           185,195
       435,000   Suffolk County, NY IDA (ALIA-MCH)(1)              6.375      06/01/2014           405,642
     1,195,000   Suffolk County, NY IDA (ALIA-MCH)(1)              6.950      12/01/2014         1,135,871
     1,180,000   Suffolk County, NY IDA (ALIA-MCH)(1)              7.125      06/01/2017         1,034,848
       805,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)          5.950      11/01/2022           602,744
       665,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)          7.500      09/01/2015           648,182
       320,000   Suffolk County, NY IDA (ALIA-Pederson-Krag
                    Center)(1)                                     8.375      06/01/2016           316,582
       485,000   Suffolk County, NY IDA (ALIA-SMCFS)(1)            7.500      09/01/2015           472,734
       565,000   Suffolk County, NY IDA (ALIA-Suffolk
                    Hostels)(1)                                    7.500      09/01/2015           550,711
     2,000,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)           5.950      10/01/2021         1,514,600
       185,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)           6.375      06/01/2014           172,514
       760,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)           6.950      12/01/2014           722,395
       670,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)           7.000      06/01/2016           595,509
       390,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)           7.500      09/01/2015           380,137
     3,530,000   Suffolk County, NY IDA (ALIA-UVBH)(1)             6.500      11/01/2037         2,435,065
       800,000   Suffolk County, NY IDA (ALIA-WORCA)(1)            5.950      11/01/2022           599,000
       270,000   Suffolk County, NY IDA (ALIA-WORCA)(1)            6.950      12/01/2014           256,640
       735,000   Suffolk County, NY IDA (ALIA-WORCA)(1)            7.125      06/01/2017           644,588
       465,000   Suffolk County, NY IDA (ALIA-WORCA)(1)            7.500      09/01/2015           453,240
       700,000   Suffolk County, NY IDA (Catholic Charities)(1)    6.000      10/01/2020           552,384
       210,000   Suffolk County, NY IDA (DDI)(1)                   6.000      12/01/2019           168,945
       605,000   Suffolk County, NY IDA (DDI)(1)                   6.000      10/01/2020           477,418
       615,000   Suffolk County, NY IDA (DDI)(1)                   6.000      10/01/2020           483,076
     5,025,000   Suffolk County, NY IDA (DDI)(1)                   7.250      03/01/2024         4,386,574
     8,225,000   Suffolk County, NY IDA (DDI)(1)                   8.750      03/01/2023         7,917,961


                         21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    5,000,000   Suffolk County, NY IDA (Dowling College)(1)       5.000%     06/01/2036   $     2,636,000
     2,980,000   Suffolk County, NY IDA (Dowling College)(1)       6.700      12/01/2020         2,493,455
     3,000,000   Suffolk County, NY IDA (Easter Long Island
                    Hospital Assoc.)(1)                            5.375      01/01/2027         1,942,860
     2,745,000   Suffolk County, NY IDA (Easter Long Island
                    Hospital Assoc.)(1)                            5.500      01/01/2037         1,590,837
     1,535,000   Suffolk County, NY IDA (Family Residences)(1)     6.000      12/01/2019         1,234,908
     1,345,000   Suffolk County, NY IDA (Family Services
                    League)(1)                                     5.000      11/01/2027         1,296,069
       830,000   Suffolk County, NY IDA (Family Services
                    League)(1)                                     5.000      11/01/2034           760,886
        45,000   Suffolk County, NY IDA (Federation of
                    Organizations)(1)                              7.625      04/01/2010            44,680
     2,195,000   Suffolk County, NY IDA (Federation of
                    Organizations)(1)                              8.125      04/01/2030         1,747,264
     2,600,000   Suffolk County, NY IDA (Gurwin Jewish-Phase
                    II)(1)                                         6.700      05/01/2039         1,802,866
     3,860,000   Suffolk County, NY IDA (Huntington First Aid
                    Squad)(1)                                      6.650      11/01/2017         3,261,623
       240,000   Suffolk County, NY IDA (Independent Group
                    Home Living)(1)                                6.000      12/01/2019           193,080
     1,220,000   Suffolk County, NY IDA (Independent Group
                    Home Living)(1)                                6.000      10/01/2020           962,726
     3,275,000   Suffolk County, NY IDA (Innovative Realty
                    I)(1)                                          6.000      11/01/2037         2,164,808
     8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)     5.000      11/01/2028         6,091,552
    32,720,000   Suffolk County, NY IDA (Keyspan-Port
                    Jefferson Center)(1)                           5.250      06/01/2027        26,491,094
     4,065,000   Suffolk County, NY IDA (L.I. Network
                    Community Services)(1)                         7.550      02/01/2034         3,116,351
     8,000,000   Suffolk County, NY IDA (Medford Hamlet
                    Assisted Living)(1)                            6.375      01/01/2039         5,086,000
     1,865,000   Suffolk County, NY IDA (Nassau-Suffolk
                    Services for Autism)(1)                        6.750      11/01/2036         1,301,117
       635,000   Suffolk County, NY IDA (Nassau-Suffolk
                    Services for Autism)(1)                        6.750      11/01/2036           443,008
     2,760,000   Suffolk County, NY IDA (New Interdisciplinary
                    School)(1)                                     6.750      12/01/2019         2,260,633
     7,515,000   Suffolk County, NY IDA (Nissequogue
                    Cogeneration Partners)(1)                      5.300      01/01/2013         6,578,030
    18,925,000   Suffolk County, NY IDA (Nissequogue
                    Cogeneration Partners)(1)                      5.500      01/01/2023        13,309,953
       950,000   Suffolk County, NY IDA (Peconic Landing
                    Retirement Home)(1)                            8.000      10/01/2020           907,896
     2,850,000   Suffolk County, NY IDA (Peconic Landing
                    Retirement Home)(1)                            8.000      10/01/2030         2,383,541
     4,800,000   Suffolk County, NY IDA (Pederson-Krager
                    Center)(1)                                     7.200      02/01/2035         3,679,392
        50,000   Suffolk County, NY IDA (Pederson-Krager
                    Center)(1)                                     7.625      04/01/2010            49,531
     2,545,000   Suffolk County, NY IDA (Pederson-Krager
                    Center)(1)                                     8.125      04/01/2030         2,194,070
       930,000   Suffolk County, NY IDA (Special Needs
                    Facilities Pooled Program)(1)                  5.250      07/01/2022           678,937


                         22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$       55,000   Suffolk County, NY IDA (St. Vincent De Paul
                    in the Diocese of Rockville Center)(1)         7.000%     04/01/2010   $        54,282
     2,595,000   Suffolk County, NY IDA (St. Vincent De Paul
                    in the Diocese of Rockville Center)(1)         8.000      04/01/2030         2,223,137
       520,000   Suffolk County, NY IDA (Suffolk Hotels)(1)        6.000      10/01/2020           410,342
     1,905,000   Suffolk County, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                     6.000      12/01/2019         1,532,573
     3,305,000   Suffolk County, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                     7.875      09/01/2041         2,480,997
       915,000   Suffolk County, NY IDA (WORCA)(1)                 6.000      10/01/2020           722,045
   119,295,000   Suffolk, NY Tobacco Asset Securitization
                    Corp.(1)                                       0.000(5)   06/01/2044        72,990,646
    12,840,000   Suffolk, NY Tobacco Asset Securitization
                    Corp.(1)                                       5.375      06/01/2028         9,207,821
    29,915,000   Suffolk, NY Tobacco Asset Securitization
                    Corp.(1)                                       6.000      06/01/2048        21,424,824
   287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.    8.000(4)   06/01/2048         4,464,098
     3,857,000   Sullivan County, NY Community College COP(3)      5.750      08/15/2025         2,639,037
     3,650,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  5.625      06/01/2013         3,319,164
    14,115,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  5.875      07/01/2022        10,119,749
     6,000,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  6.000      06/01/2019         4,944,180
    13,840,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  6.000      07/01/2037         8,700,101
     4,700,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  6.500      06/01/2025         3,698,900
     4,530,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  6.950      02/01/2035         3,365,201
     1,230,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  7.250      02/01/2012         1,179,459
     9,965,000   Sullivan County, NY IDA (Center for
                    Discovery)(1)                                  7.750      02/01/2027         8,637,662
     8,150,000   Sullivan County, NY IDA (SCCC Dorm Corp.
                    Civic Facility)(1)                             7.250      06/01/2027         6,080,878
     6,970,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick
                    Heights Corp.)(1)                              8.500      11/01/2031         5,458,277
     2,420,000   Syracuse, NY Hsg. Authority (Pavilion on
                    James)(1)                                      7.500      11/01/2042         1,842,080
     2,115,000   Syracuse, NY IDA (Anoplate Corp.)(1)              8.000      11/01/2022         1,969,657
   168,000,000   Syracuse, NY IDA (Carousel Center)(1)             5.000      01/01/2036       134,248,800
     1,000,000   Syracuse, NY IDA (Crouse Irving Health
                    Hospital)(1)                                   5.375      01/01/2023           672,150
    11,290,000   Syracuse, NY IDA (James Square)(1)                7.197(4)   08/01/2025         3,766,005
       725,000   Syracuse, NY IDA (Jewish Home of Central New
                    York)(1)                                       7.375      03/01/2021           648,853
     2,050,000   Syracuse, NY IDA (Jewish Home of Central New
                    York)(1)                                       7.375      03/01/2031         1,633,153
        75,000   Taconic Hills, NY Central School District at
                    Craryville(1)                                  5.000      06/15/2026            72,970
        55,000   Tompkins, NY Health Care Corp.
                    (Reconstruction Home)(1)                      10.800      02/01/2028            59,189
     2,175,000   Ulster County Tobacco Asset Securitization
                    Corp.(1, 3)                                    6.250      06/01/2025         1,840,268
     1,655,000   Ulster County, NY IDA (Brooklyn Bottling)(1)      8.600      06/30/2022         1,441,505
       185,000   Ulster County, NY Res Rec(1)                      5.000      03/01/2020           182,151
     3,005,000   Ulster County, NY Tobacco Asset
                    Securitization Corp.(1)                        0.000(5)   06/01/2040         2,516,267


                         23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
New York Continued
$    3,080,000   Ulster County, NY Tobacco Asset
                    Securitization Corp.(1)                        6.000%     06/01/2040   $     2,238,790
     3,550,000   Utica, NY IDA (Utica College Civic
                    Facility)(1)                                   6.850      12/01/2031         2,837,231
     2,155,000   Wayne County, NY IDA (ARC)(1)                     8.375      03/01/2018         2,136,424
        20,000   Westchester County, NY GO(1)                      5.375      12/15/2014            20,057
     4,300,000   Westchester County, NY Healthcare Corp.,
                    Series A(1)                                    5.875      11/01/2025         3,630,189
     1,870,000   Westchester County, NY IDA (Beth Abraham
                    Hospital)(1)                                   8.375      12/01/2025         1,739,792
        90,000   Westchester County, NY IDA (Children's
                    Village)(1)                                    5.375      03/15/2019            71,846
     3,940,000   Westchester County, NY IDA (Children's
                    Village)(1)                                    6.000      06/01/2022         3,052,082
     1,215,000   Westchester County, NY IDA (Clearview
                    School)(1)                                     7.250      01/01/2035           913,413
     3,640,000   Westchester County, NY IDA (Field Home)(1)        6.000      08/15/2017         3,041,438
     3,335,000   Westchester County, NY IDA (Field Home)(1)        6.500      08/15/2022         2,613,473
     1,300,000   Westchester County, NY IDA (Guiding Eyes for
                    the Blind)(1)                                  5.375      08/01/2024         1,097,213
     1,560,000   Westchester County, NY IDA (JDAM)(1)              6.750      04/01/2016         1,513,200
     3,325,000   Westchester County, NY IDA (Lawrence
                    Hospital)(1)                                   5.000      01/01/2028         2,625,886
       755,000   Westchester County, NY IDA (Lawrence
                    Hospital)(1)                                   5.125      01/01/2018           717,114
     1,510,000   Westchester County, NY IDA (Rippowam-Cisqua
                    School)(1)                                     5.750      06/01/2029         1,350,121
     1,000,000   Westchester County, NY IDA (Schnurmacher
                    Center)(1)                                     6.500      11/01/2013           953,430
     1,710,000   Westchester County, NY IDA (Schnurmacher
                    Center)(1)                                     6.500      11/01/2033         1,182,106
       160,000   Westchester County, NY IDA (Westchester
                    Airport Assoc.)(1)                             5.950      08/01/2024           156,216
       130,000   Westchester County, NY IDA (Westchester Resco
                    Company)(1)                                    5.500      07/01/2009           129,773
     2,590,000   Westchester County, NY IDA (Winward School)(1)    5.250      10/01/2031         2,032,580
     4,475,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.000      06/01/2026         3,107,395
    59,900,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.125      06/01/2038        37,526,152
    52,770,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                        5.125      06/01/2045        32,226,639
     4,415,000   Yonkers, NY IDA (Hudson Scenic Studio)(1)         6.625      11/01/2019         3,644,450
     1,590,000   Yonkers, NY IDA (Philipsburgh Hall Associates)    7.500      11/01/2030         1,049,670
       730,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)          4.800      10/01/2026           636,458
     2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)          5.000      10/01/2037         1,946,643
     2,515,000   Yonkers, NY IDA (St. John's Riverside
                    Hospital)(1)                                   7.125      07/01/2031         1,766,159
     1,965,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)        8.500      12/30/2013         1,907,760
     2,960,000   Yonkers, NY IDA (Westchester School)(1)           8.750      12/30/2023         2,562,028
       800,000   Yonkers, NY Parking Authority(1)                  6.000      06/15/2018           694,440
     1,215,000   Yonkers, NY Parking Authority(1)                  6.000      06/15/2024           932,160
                                                                                             -------------
                                                                                             6,746,542,361
                                                                                             =============


                         24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
Other States--0.0%
$      345,000   York County, SC Pollution Control (Bowater)(3)    7.400%     01/01/2010   $        47,438
U.S. Possessions--34.6%
     1,025,000   Guam Education Financing Foundation COP(1)        5.000      10/01/2023           873,854
       505,000   Guam GO(1)                                        5.250      11/15/2037           330,644
     4,750,000   Guam Government Waterworks Authority and
                    Wastewater System(1)                           5.875      07/01/2035         3,761,145
       500,000   Guam Government Waterworks Authority and
                    Wastewater System(1)                           6.000      07/01/2025           408,495
       300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)           5.750      09/01/2031           297,000
       290,000   Guam Power Authority, Series A(1)                 5.250      10/01/2023           223,622
    20,000,000   Guam Power Authority, Series A(1)                 5.250      10/01/2034        13,835,600
    35,300,000   Northern Mariana Islands Commonwealth, Series
                    A(1)                                           5.000      06/01/2030        21,866,938
     9,505,000   Northern Mariana Islands Ports Authority,
                    Series A                                       6.250      03/15/2028         6,077,687
    17,290,000   Northern Mariana Islands Ports Authority,
                    Series A(1)                                    6.600      03/15/2028        13,472,195
    49,000,000   Puerto Rico Aqueduct & Sewer Authority(7)         5.125      07/01/2047        43,852,795
    55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)         0.000(5)   07/01/2024        41,996,829
    88,365,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000      07/01/2038        75,297,584
   122,070,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000      07/01/2044       101,001,939
     5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000      07/01/2044         4,137,050
    56,685,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.625      05/15/2043        37,870,115
   268,500,000   Puerto Rico Children's Trust Fund (TASC)          6.617(4)   05/15/2050         4,473,210
   745,000,000   Puerto Rico Children's Trust Fund (TASC)          7.165(4)   05/15/2055         5,930,200
 3,519,880,000   Puerto Rico Children's Trust Fund (TASC)          7.625(4)   05/15/2057        22,703,226
 3,179,200,000   Puerto Rico Children's Trust Fund (TASC)          8.375(4)   05/15/2057        16,245,712
        20,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2026            19,260
    26,015,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2027        20,315,634
    10,625,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2029         8,124,513
    10,400,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2031         7,814,456
    16,850,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2033        12,518,034
    12,230,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2034         9,044,819
    27,240,000   Puerto Rico Commonwealth GO(1)                    5.000      07/01/2035        20,036,382
     7,480,000   Puerto Rico Commonwealth GO(1)                    5.125      07/01/2031         5,722,724
    17,180,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2025        14,127,801
    12,395,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2026        10,101,305
     4,000,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2026         3,259,800
     5,000,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2027         4,030,700
     2,920,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2030         2,291,499
    14,500,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2031        11,291,875
    10,230,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2034         7,859,607
    43,385,000   Puerto Rico Commonwealth GO(1)                    5.250      07/01/2037        32,803,832
     5,000,000   Puerto Rico Commonwealth GO(1)                    5.375      07/01/2033         3,926,750
     7,850,000   Puerto Rico Commonwealth GO(1)                    5.500      07/01/2029         6,416,512
    79,300,000   Puerto Rico Commonwealth GO(1)                    5.500      07/01/2032        63,653,317
    18,985,000   Puerto Rico Commonwealth GO(1)                    6.000      07/01/2038        17,242,747


                         25 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
U.S. Possessions Continued
$   13,350,000   Puerto Rico Electric Power Authority, Series
                  TT(1)                                            5.000%     07/01/2027   $    11,176,353
     4,000,000   Puerto Rico Electric Power Authority, Series
                    TT(1)                                          5.000      07/01/2032         3,215,920
    68,075,000   Puerto Rico Electric Power Authority, Series
                    TT(1)                                          5.000      07/01/2037        52,983,453
    60,000,000   Puerto Rico Electric Power Authority, Series
                    UU(7)                                          1.482(6)   07/01/2029        26,250,000
   209,100,000   Puerto Rico Electric Power Authority, Series
                    UU(7)                                          1.662(6)   07/01/2031        89,867,859
   106,500,000   Puerto Rico Electric Power Authority, Series
                    UU(1)                                          1.642(6)   07/01/2025        47,818,500
     5,000,000   Puerto Rico Electric Power Authority, Series
                    VV(1)                                          5.250      07/01/2029         4,236,550
    30,000,000   Puerto Rico Electric Power Authority, Series
                    VV(1)                                          5.250      07/01/2030        25,254,000
    13,000,000   Puerto Rico Electric Power Authority, Series
                    WW(1)                                          5.250      07/01/2033        10,754,250
    75,090,000   Puerto Rico Electric Power Authority, Series
                    WW(1)                                          5.500      07/01/2038        62,921,666
        55,000   Puerto Rico HFC(1)                                5.100      12/01/2018            55,457
     9,515,000   Puerto Rico Highway & Transportation
                    Authority(1)                                   5.000      07/01/2028         7,327,026
     4,845,000   Puerto Rico Highway & Transportation
                    Authority(1)                                   5.250      07/01/2030         3,992,668
     4,000,000   Puerto Rico Highway & Transportation
                    Authority(1)                                   5.500      07/01/2029         3,432,280
       270,000   Puerto Rico Highway & Transportation
                    Authority(1)                                   5.750      07/01/2020           246,240
    11,585,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                         5.000      07/01/2033         8,606,612
    28,565,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                         5.000      07/01/2042        20,297,432
    10,000,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                         5.000      07/01/2025         7,984,800
    14,725,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                         5.000      07/01/2026        11,638,198
     8,500,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                         5.000      07/01/2027         6,637,820
     3,145,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                         5.000      07/01/2030         2,383,501
     2,600,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                         5.250      07/01/2023         2,307,318
    17,205,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                         5.250      07/01/2030        13,501,796
     6,795,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                         5.250      07/01/2041         5,697,268
    94,120,000   Puerto Rico Highway & Transportation
                    Authority, Series M(1)                         5.000      07/01/2046        66,061,887
   125,620,000   Puerto Rico Highway & Transportation
                    Authority, Series N(3)                         1.491(6)   07/01/2041        47,421,550
    74,940,000   Puerto Rico Highway & Transportation
                    Authority, Series N(3)                         1.491(6)   07/01/2045        28,214,910
    21,080,000   Puerto Rico Highway & Transportation
                    Authority, Series N(1)                         5.250      07/01/2032        17,077,962
    53,445,000   Puerto Rico Highway & Transportation
                    Authority, Series N(1)                         5.250      07/01/2039        40,093,905
     3,650,000   Puerto Rico Infrastructure(1)                     5.000      07/01/2025         2,914,452
    24,755,000   Puerto Rico Infrastructure(1)                     5.000      07/01/2031        18,600,659
     6,000,000   Puerto Rico Infrastructure(1)                     5.000      07/01/2037         4,358,340


                         26 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
U.S. Possessions Continued
$   34,490,000   Puerto Rico Infrastructure(1)                     5.000%     07/01/2037   $    25,053,191
   202,145,000   Puerto Rico Infrastructure(1)                     5.000      07/01/2041       144,264,822
   147,520,000   Puerto Rico Infrastructure(1)                     5.000      07/01/2046       103,542,813
    15,000,000   Puerto Rico Infrastructure(1)                     5.500      07/01/2027        13,118,700
     2,750,000   Puerto Rico Infrastructure(1)                     5.500      07/01/2028         2,259,318
    16,955,000   Puerto Rico Infrastructure                        5.650(4)   07/01/2029         3,677,200
    65,725,000   Puerto Rico Infrastructure                        5.730(4)   07/01/2045         4,104,526
    25,000,000   Puerto Rico Infrastructure                        5.800(4)   07/01/2032         4,201,250
     6,285,000   Puerto Rico ITEMECF (Ana G. Mendez
                   University)(1)                                  5.000      03/01/2036         3,861,818
     1,080,000   Puerto Rico ITEMECF (Ana G. Mendez
                   University)(1)                                  5.375      02/01/2019           896,141
     1,575,000   Puerto Rico ITEMECF (Ana G. Mendez
                   University)(1)                                  5.375      12/01/2021         1,230,878
     5,750,000   Puerto Rico ITEMECF (Ana G. Mendez
                   University)(1)                                  5.375      02/01/2029         3,996,825
     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez
                   University)(1)                                  5.500      12/01/2031         4,321,481
    38,000,000   Puerto Rico ITEMECF (Cogeneration
                   Facilities)(1)                                  6.625      06/01/2026        33,851,920
     2,550,000   Puerto Rico ITEMECF (Mennonite General
                   Hospital)(1)                                    5.625      07/01/2017         2,069,402
       985,000   Puerto Rico ITEMECF (Mennonite General
                   Hospital)(1)                                    5.625      07/01/2027           663,575
     8,770,000   Puerto Rico ITEMECF (Mennonite General
                   Hospital)(1)                                    6.500      07/01/2018         7,438,276
    12,380,000   Puerto Rico ITEMECF (Mennonite General
                   Hospital)(1)                                    6.500      07/01/2026         9,388,497
       170,000   Puerto Rico ITEMECF (Ryder Memorial
                   Hospital)(1)                                    6.400      05/01/2009           169,522
     2,450,000   Puerto Rico ITEMECF (Ryder Memorial
                   Hospital)(1)                                    6.600      05/01/2014         2,219,406
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial
                   Hospital)(1)                                    6.700      05/01/2024         3,916,133
     7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo
                   Redentor Hospitals)(1)                          5.750      06/01/2029         4,216,100
       500,000   Puerto Rico ITEMECF (University of the
                   Sacred Heart)(1)                                5.250      09/01/2021           429,845
     8,000,000   Puerto Rico ITEMECF (University of the
                   Sacred Heart)(1)                                5.250      09/01/2031         6,206,800
     5,000,000   Puerto Rico Municipal Finance Agency,
                   Series A(1)                                     5.250      08/01/2024         4,151,800
     4,990,000   Puerto Rico Municipal Finance Agency,
                   Series A(1)                                     5.250      08/01/2025         4,101,131
     4,975,000   Puerto Rico Port Authority (American
                   Airlines), Series A                             6.250      06/01/2026         1,963,334
     6,395,000   Puerto Rico Port Authority (American
                   Airlines), Series A                             6.300      06/01/2023         2,523,147
     1,940,000   Puerto Rico Public Buildings Authority(1)         5.000      07/01/2026         1,533,318
    90,855,000   Puerto Rico Public Buildings Authority(1)         5.000      07/01/2036        66,444,079
     7,500,000   Puerto Rico Public Buildings Authority(1)         5.000      07/01/2037         5,447,925
    23,585,000   Puerto Rico Public Buildings Authority(1)         5.250      07/01/2029        18,656,207
   102,185,000   Puerto Rico Public Buildings Authority(1)         5.250      07/01/2033        78,805,072
       120,000   Puerto Rico Public Buildings Authority(1)         5.375      07/01/2033            94,242
     3,600,000   Puerto Rico Public Buildings Authority(1)         5.750      07/01/2034         3,338,136
     1,500,000   Puerto Rico Public Buildings Authority(1)         6.250      07/01/2021         1,512,600
     7,500,000   Puerto Rico Public Buildings Authority(1)         6.250      07/01/2031         7,186,650


                         27 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                    ---------   ----------   ---------------
U.S. Possessions Continued
$  120,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(3)                                           1.714(6)%  08/01/2057   $    63,750,000
   276,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(7)                                           5.250      08/01/2057       226,703,033
       445,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(1)                                           5.250      08/01/2057           365,465
   643,700,000   Puerto Rico Sales Tax Financing Corp., Series
                    A                                              5.401(4)   08/01/2054        23,366,310
   221,800,000   Puerto Rico Sales Tax Financing Corp., Series
                    A                                              5.939(4)   08/01/2056         6,955,648
    30,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    A                                              6.500(4)   08/01/2042         3,053,100
    80,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    A                                              6.504(4)   08/01/2043         7,567,200
     4,525,000   University of Puerto Rico(1)                      5.000      06/01/2026         3,449,543
     5,280,000   University of Puerto Rico, Series P(1)            5.000      06/01/2030         3,916,757
    24,375,000   University of Puerto Rico, Series Q(1)            5.000      06/01/2030        17,814,225
    65,780,000   University of Puerto Rico, Series Q(1)            5.000      06/01/2036        46,522,905
     9,230,000   University of V.I. , Series A(1)                  5.375      06/01/2034         7,191,278
     2,040,000   University of V.I. , Series A(1)                  6.250      12/01/2029         1,503,092
     1,250,000   V.I. Government Refinery Facilities (Hovensa
                    Coker)(1)                                      6.500      07/01/2021           975,225
        15,000   V.I. HFA, Series A(1)                             6.450      03/01/2016            15,017
    18,720,000   V.I. Public Finance Authority (Gross Receipts
                    Taxes Loan)(1)                                 5.000      10/01/2031        14,047,114
       550,000   V.I. Public Finance Authority (Gross Receipts
                    Taxes Loan)(1)                                 5.000      10/01/2033           408,122
    27,733,000   V.I. Public Finance Authority (Hovensa
                    Coker)(1)                                      6.500      07/01/2021        21,297,835
    11,700,000   V.I. Public Finance Authority (Hovensa
                    Refinery)(1)                                   5.875      07/01/2022         8,153,145
     8,000,000   V.I. Public Finance Authority (Hovensa
                    Refinery)(1)                                   6.125      07/01/2022         5,883,440
       750,000   V.I. Public Finance Authority, Series A(1)        5.250      10/01/2024           620,850
     1,000,000   V.I. Public Finance Authority, Series A(1)        5.500      10/01/2018           910,430
    16,220,000   V.I. Public Finance Authority, Series A(1)        5.500      10/01/2022        14,015,215
     7,500,000   V.I. Public Finance Authority, Series A(1)        5.625      10/01/2025         6,421,650
        50,000   V.I. Public Finance Authority, Series A(1)        5.625      10/01/2025            42,811
     3,830,000   V.I. Public Finance Authority, Series E(1)        6.000      10/01/2022         3,197,629
    11,100,000   V.I. Tobacco Settlement Financing Corp.           7.300(4)   05/15/2035           781,551
     2,500,000   V.I. Water & Power Authority(1)                   5.500      07/01/2017         2,256,775
                                                                                           ---------------
                                                                                             2,400,629,484
                                                                                           ---------------
Total Investments, at Value (Cost $11,989,823,607)-132.0%                                    9,147,219,283
                                                                                           ---------------
Liabilities in Excess of Other Assets-(32.0)                                                (2,216,737,173)
                                                                                           ---------------
Net Assets-100.0%                                                                          $ 6,930,482,110
                                                                                           ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of March
     31, 2009 was $247,799,390, which represents 3.58% of the Fund's net assets. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(8.) Issue is in default. See accompanying Notes.

(9.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.


                         28 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --        $--
Level 2--Other Significant Observable Inputs    9,147,219,283         --
Level 3--Significant Unobservable Inputs                   --         --
                                               --------------        ---
      Total                                    $9,147,219,283        $--
                                               ==============        ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CFGA      Child and Family Guidance Assoc.


                         29 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

CHSLI     Catholic Health Services of Long Island
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LIMC      Long Island Medical Center
LVH       Little Village House
MCH       Maryhaven Center of Hope
MMC       Mercy Medical Center
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSLIJHS   North Shore Long Island Jewish Health System
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SCCC      Sullivan County Community College
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SLCD      School for Language and Communication Devel.
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York


                         30 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on


                         31 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its


                         32 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,377,377,132 as of March 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2009, municipal bond holdings with a value of $2,263,307,635 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,513,800,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                               COUPON    MATURITY
   AMOUNT                        INVERSE FLOATER(1)                     RATE (2)     DATE        VALUE
------------   ------------------------------------------------------   --------   --------   ------------
$ 13,640,000   NY Austin Trust Various States Inverse Certificates       13.279%     6/1/32   $ 13,413,985
   8,935,000   NY Austin Trust Various States Inverse Certificates       13.249      6/1/27      8,992,095
  23,960,000   NY Austin Trust Various States Inverse Certificates        7.677     11/1/38     18,702,936
  16,400,000   NY Austin Trust Various States Inverse Certificates       11.462      7/1/48     15,608,536
  67,840,000   NY Liberty Devel. Corp. ROLs(3)                            8.743     10/1/35     46,425,626
  10,905,000   NY Liberty Devel. Corp. ROLs(3)                           18.281     10/1/35      7,462,728
  10,770,000   NY MTA ROLs(3)                                             9.383    11/15/30      9,929,186


                         33 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   6,615,000   NY Triborough Bridge & Tunnel Authority ROLs(3)           15.590      1/1/27      6,755,767
  15,660,000   NY/NJ Port Authority Austin Trust Inverse Certificates     7.417     12/1/27     12,778,560
   7,700,000   NY/NJ Port Authority Austin Trust Inverse Certificates     6.997     12/1/34      4,998,378
  13,765,000   NY/NJ Port Authority Austin Trust Inverse Certificates     8.880      4/1/36     10,299,248
  23,955,000   NY/NJ Port Authority Austin Trust Inverse Certificates     8.879     10/1/30     19,090,458
  12,330,000   NYC GO DRIVERS                                             8.449      6/1/33     10,747,814
   5,605,000   NYC GO DRIVERS                                             8.449     12/1/33      4,852,865
   5,460,000   NYC GO DRIVERS                                             7.741      8/1/30      4,969,965
   2,430,000   NYC GO DRIVERS                                             8.501      8/1/35      2,078,112
   8,735,000   NYC GO DRIVERS                                             8.499      4/1/35      7,478,907
   5,745,000   NYC GO DRIVERS                                             8.500      3/1/35      4,919,444
   7,540,000   NYC GO ROLs                                               14.067     11/1/34      5,611,117
   4,480,000   NYC GO ROLs(3)                                            14.434      4/1/30      3,642,912
   8,900,000   NYC GO ROLs(3)                                            17.479      6/1/30      8,304,501
   5,000,000   NYC GO ROLs                                               17.540      3/1/21      5,871,300
   3,490,000   NYC HDC (Multifamily Hsg.) DRIVERS                        12.721     11/1/42      3,302,971
   3,955,000   NYC HDC (Multifamily Hsg.) ROLs(3)                        12.775     11/1/30      3,775,008
  12,125,000   NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)          10.086      5/1/49      8,641,973
  17,005,000   NYC Municipal Water Finance Authority DRIVERS             11.641     6/15/39     15,615,181
  14,425,000   NYC Municipal Water Finance Authority DRIVERS             14.752     6/15/26     14,695,613
  14,950,000   NYC Municipal Water Finance Authority DRIVERS             11.601     6/15/32     14,817,992
   3,910,000   NYC Municipal Water Finance Authority DRIVERS             11.269     6/15/32      3,719,388
  15,815,000   NYC Municipal Water Finance Authority DRIVERS             11.277     6/15/34     14,813,752
   6,005,000   NYC Municipal Water Finance Authority DRIVERS             11.269     6/15/38      5,518,415
   6,875,000   NYC Municipal Water Finance Authority ROLs                14.051     6/15/31      6,510,213
  10,025,000   NYC Municipal Water Finance Authority ROLs                14.051     6/15/37      8,958,340
   7,875,000   NYC Municipal Water Finance Authority ROLs                14.051     6/15/39      7,012,058
   4,935,000   NYC Municipal Water Finance Authority ROLs                13.661     6/15/39      4,394,223
   4,500,000   NYC Municipal Water Finance Authority ROLs                14.071     6/15/39      4,006,890
  10,470,000   NYC Municipal Water Finance Authority ROLs(3)              9.663     6/15/34      9,807,144


                         34 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   8,205,000   NYS DA (Memorial Sloan-Kettering) DRIVERS                  8.500      7/1/35      7,458,837
  45,810,000   NYS DA (St. Lukes Roosevelt Hospital Center) DRIVERS       8.308     8/15/31     36,739,620
   5,265,000   NYS DA (Vassar College) DRIVERS                            8.498      7/1/46      4,588,658
   2,830,000   NYS DA ROLs(3)                                            17.437      7/1/28      2,474,128
   3,410,000   NYS HFA ROLs(3)                                           11.549     11/1/45      2,729,569
   3,750,000   Port Authority NY/NJ ROLs(3)                              16.977     9/15/28      3,998,700
   4,895,000   Port Authority NY/NJ, 11588th Series ROLs                 12.173    10/15/27      3,520,729
   3,580,000   Port Authority NY/NJ, 11588th Series ROLs                 11.379    10/15/28      1,901,016
   5,500,000   Port Authority NY/NJ, 11588th Series ROLs                 12.179    10/15/32      3,159,915
   9,090,000   Port Authority NY/NJ, 11589th Series ROLs                  8.978      9/1/29      4,171,583
  11,880,000   Port Authority NY/NJ, 136th Series DRIVERS                 6.855     11/1/28     11,021,314
  11,430,000   Port Authority NY/NJ, 136th Series DRIVERS                 8.457     11/1/29     10,611,155
  13,000,000   Port Authority NY/NJ, 138th Series DRIVERS                 7.158     12/1/34      8,805,290
  24,005,000   Port Authority NY/NJ, 151st Series DRIVERS                12.808     3/15/35     22,578,143
   4,570,000   Port Authority NY/NJ, 152nd Series DRIVERS                11.514      5/1/38      3,249,818
  20,000,000   Port Authority NY/NJ, 3090th Series DRIVERS                8.087     11/1/35     16,332,400
  26,670,000   Port Authority NY/NJ, 3094th Series DRIVERS               11.277     3/15/39     25,568,262
   7,500,000   Port Authority NY/NJ, 3114th Series DRIVERS               12.930     11/1/30      7,271,400
  30,970,000   Port Authority NY/NJ, 3114th Series DRIVERS                8.087     11/1/35     25,290,721
   3,335,000   Port Authority NY/NJ, 3115th Series DRIVERS               12.924     3/15/35      3,136,768
  25,330,000   Port Authority NY/NJ, 37th Series DRIVERS                  8.025     7/15/34     20,836,205
   4,750,000   Puerto Rico Aqueduct & Sewer Authority ROLs(3)            13.996      7/1/47      2,754,145
  15,000,000   Puerto Rico Aqueduct & Sewer Authority ROLs                9.390      7/1/47     11,848,650
  15,000,000   Puerto Rico Electric Power Authority ROLs(3)               0.000      7/1/29    (18,750,000)
 136,965,000   Puerto Rico Electric Power Authority ROLs(3)               0.088      7/1/31     17,732,859
 140,760,000   Puerto Rico Sales Tax Financing Corp. ROLs                 7.322      8/1/57     91,463,033
  18,135,000   SONYMA ROLs(3)                                             5.967     10/1/34     14,546,990
   5,760,000   SONYMA ROLs(3)                                            10.670      4/1/29      4,889,434
   3,395,000   SONYMA ROLs(3)                                            10.815      4/1/29      2,762,545
   3,715,000   SONYMA ROLs(3)                                            11.069      4/1/29      3,153,515
   7,635,000   SONYMA ROLs(3)                                            10.709      4/1/34      5,289,070


                         35 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

   7,965,000   SONYMA ROLs(3)                                            10.836     10/1/28      6,674,112
   4,960,000   SONYMA ROLs(3)                                            10.181     10/1/26      3,960,312
   5,875,000   SONYMA ROLs(3)                                             6.968     10/1/37      4,163,025
  11,750,000   SONYMA ROLs(3)                                             6.642     10/1/31      7,747,128
  11,505,000   SONYMA ROLs(3)                                             6.727     10/1/37      7,304,985
                                                                                              ------------
                                                                                              $749,507,635
                                                                                              ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 29 and 30 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $489,590,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they


                         36 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $2,200, representing less than 0.005% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2009, securities with an aggregate market value of $1,792,731, representing 0.03% of the Fund's net assets, were subject to these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                         37 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $12,120,399,975
                                 ===============
Gross unrealized appreciation    $    57,613,298
Gross unrealized depreciation     (3,030,793,990)
                                 ---------------
Net unrealized depreciation      $(2,973,180,692)
                                 ===============


                         38 | Rochester Fund Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009